UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2010

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (1.8%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	$155	$160
Chase Mortgage Finance Corp.
Series 2005-A1, Class M, 5.32% (a), 12/25/35	309	22
Series 2007-A1, Class 1B2, 3.50% (a), 2/25/37	94	16
Series 2007-A1, Class 1M, 3.50% (a), 2/25/37	168	51
Series 2007-S1, Class AM, 6.08%, 2/25/37	82	6
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A2, 5.73% (a), 3/15/49 (b)	240	255
Series 2006-C4, Class AM, 5.73% (a), 3/15/49	95	87
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	31	33
Federal Home Loan Mortgage Corp., Structured Pass Through Securities,
Series T-42, Class A5, 7.50%, 2/25/42 (b)	136	156
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	187
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1, 4.90% (a), 2/25/35	237	129
Series 2005-A2, Class B1, 4.36% (a), 4/25/35	306	103
Series 2005-A3, Class 1B1, 4.69% (a), 6/25/35 (b)	296	45
Series 2005-A4, Class B1, 4.77% (a), 7/25/35	203	48
Series 2005-A6, Class 1B1, 5.11% (a), 9/25/35	243	36
Series 2006-A1, Class B1, 5.20% (a), 2/25/36	237	19
Series 2006-A2, Class IB1, 5.69% (a), 4/25/36	323	13
Series 2006-S4, Class B1, 6.36% (a), 1/25/37	119	1
Series 2007-A1, Class B1, 3.83% (a), 7/25/35	136	15
Series 2007-A2, Class B2, 5.74% (a), 4/25/37	73	1
Series 2007-A4, Class B1, 5.79% (a), 6/25/37	194	7
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	40	43
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/11/17	210	226
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.22% (a), 8/25/34	86	6

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 2.88% (a), 4/25/34	$109	$26

Total Collateralized Mortgage Obligations (Cost $4,210)		1,691

Commercial Paper (5.1%)
General Electric Capital Corp., 0.19% (c), 8/2/10	4,891	4,891

Total Commercial Paper (Cost $4,891)		4,891

Common Stocks (62.4%)
Aerospace/Defense (1.1%):
Lockheed Martin Corp.	2,390	180
Raytheon Co.	18,100	837
		1,017

Airlines (0.8%):
Southwest Airlines Co.	65,000	783

Automotive (0.7%):
Ford Motor Co. (d)(e)	52,300	668

Banks (1.9%):
Bank of America Corp.	125,500	1,762

Beverages (0.6%):
Dr Pepper Snapple Group, Inc.	16,200	608

Biotechnology (0.4%):
Amgen, Inc. (e)	7,780	424

Brokerage Services (1.4%):
Charles Schwab Corp.	92,544	1,369

Chemicals (1.1%):
Monsanto Co.	18,571	1,074

Commercial Services (0.8%):
Paychex, Inc.	29,900	777

Computers & Peripherals (1.9%):
EMC Corp. (e)	90,969	1,800

Electronics (1.9%):
General Electric Co.	43,953	709
Johnson Controls, Inc.	38,400	1,106
		1,815

Engineering (0.5%):
ABB Ltd., Sponsored ADR	22,100	446

Environmental Control (0.7%):
Waste Management, Inc.	20,600	699

Financial Services (2.6%):
MasterCard, Inc., Class A (e)	4,300	903
Morgan Stanley	31,900	861
Western Union Co.	41,788	678
		2,442

Food Processing & Packaging (3.0%):
Kellogg Co.	10,373	519
Kraft Foods, Inc., Class A	44,293	1,294
Nestle SA, Sponsored ADR	21,686	1,070
		2,883

Health Care (0.4%):
Alcon, Inc.	2,182	338

See notes to schedules of investments.

Security Description	Shares	Value
Home Builders (0.5%):
Toll Brothers, Inc. (e)	28,116	$488

Insurance (2.3%):
MetLife, Inc.	20,500	863
The Chubb Corp.	12,600	663
The Travelers Cos., Inc.	12,114	611
		2,137

Internet Business Services (4.7%):
eBay, Inc. (e)	44,626	933
Google, Inc., Class A (e)	5,700	2,764
McAfee, Inc. (e)	21,789	721
		4,418

Investment Companies (0.8%):
Invesco Ltd.	37,644	736

Office Equipment & Supplies (1.2%):
Staples, Inc.	56,100	1,141

Oil & Gas Exploration-Production & Services (1.5%):
Anadarko Petroleum Corp.	15,308	753
ENSCO International PLC, Sponsored ADR (d)	16,300	681
		1,434

Oil Companies-Integrated (2.5%):
Exxon Mobil Corp.	39,100	2,334

Oilfield Services & Equipment (4.2%):
Halliburton Co.	65,499	1,957
Schlumberger Ltd.	34,056	2,032
		3,989

Pharmaceuticals (6.6%):
Abbott Laboratories	12,900	633
Johnson & Johnson	14,600	848
Merck & Co., Inc.	41,600	1,434
Pfizer, Inc.	117,800	1,767
Teva Pharmaceutical Industries Ltd., Sponsored ADR	32,100	1,568
		6,250

Radio & Television (0.5%):
Time Warner Cable, Inc., Class A	7,441	425

Retail (1.3%):
Target Corp.	24,317	1,248

Retail-Department Stores (0.9%):
Macy’s, Inc.	44,800	836

Retail-Specialty Stores (2.1%):
Lowe’s Cos., Inc.	96,893	2,010

Semiconductors (0.8%):
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	78,695	795

Software & Computer Services (3.3%):
Microsoft Corp.	52,454	1,354
Oracle Corp.	74,229	1,755
		3,109

Steel (1.2%):
Nucor Corp.	28,492	1,115

Telecommunications (0.7%):
Qwest Communications International, Inc.	116,129	657

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Telecommunications-Services & Equipment (2.6%):
QUALCOMM, Inc.	65,000	$2,475

Transportation Services (2.0%):
United Parcel Service, Inc., Class B	28,435	1,848

Utilities-Electric (0.6%):
Exelon Corp.	14,100	590

Utilities-Telecommunications (2.3%):
Verizon Communications, Inc.	73,500	2,136

Total Common Stocks (Cost $55,632)		59,076

Corporate Bonds (17.1%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	19

Automotive (0.1%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	29
8.50%, 1/18/31	22	29
		58

Banks (0.2%):
Bank of America Corp., 6.25%, 4/15/12	60	64
Inter-American Development Bank, 4.50%, 9/15/14	70	78
International Bank Recon & Development, 7.63%, 1/19/23	15	21
Wells Fargo & Co., 5.13%, 9/15/16	5	5
		168

Beverages (0.0%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	27	30

Chemicals (0.1%):
Eastman Chemical, 7.60%, 2/1/27	11	13
Union Carbide Corp., 7.75%, 10/1/96	121	106
		119

Computers & Peripherals (0.5%):
International Business Machines Corp., 6.50%, 1/15/28 (d)	50	60
Seagate Technology International Ltd., 10.00%, 5/1/14, Callable 5/1/13 @ 105.00 (f)	350	410
		470

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	25	28
6.25%, 7/15/18	25	30
Procter & Gamble Co., 4.95%, 8/15/14	20	22
		80

Electric Integrated (2.1%):
CMS Energy Corp.
6.88%, 12/15/15	210	227
8.75%, 6/15/19	720	822
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	50	57
Series C, 5.15%, 7/15/15	30	34
DTE Energy Co., 6.38%, 4/15/33	370	393
KCP&L Greater Missouri, 7.95%, 2/1/11	265	273
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	53
Pacific Gas & Electric Co.
4.80%, 3/1/14	31	34

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.05%, 3/1/34	$28	$32
Progress Energy, Inc., 6.85%, 4/15/12	37	40
Southern California Edison Co., 5.63%, 2/1/36	28	31
		1,996

Electronics (0.3%):
L-3 Communications Corp., 4.75%, 7/15/20 (d)	245	250

Financial Services (1.2%):
Boeing Capital Corp., 5.80%, 1/15/13	18	20
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	15	17
Citigroup, Inc., 5.00%, 9/15/14	5	5
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12 (d)	75	80
Credit Suisse New York, 3.50%, 3/23/15, MTN	225	232
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN (d)	40	41
Goldman Sachs Group, Inc., 5.75%, 10/1/16	70	77
HSBC Finance Corp., 6.75%, 5/15/11	52	54
Textron Financial Corp., 6.00% (a), 2/15/67, Callable 2/15/17 @ 100 (f)	384	303
Unilever Capital Corp., 5.90%, 11/15/32	18	21
ZFS Finance USA Trust III, 1.69% (a), 12/15/65, Callable 12/15/10 @ 100 (f)	330	310
		1,160

Food Distributors, Supermarkets & Wholesalers (1.0%):
Kroger Co., 7.50%, 4/1/31	17	22
Safeway, Inc., 3.95%, 8/15/20 (g)	430	433
Viterra, Inc., 5.95%, 8/1/20 (f)	525	522
		977

Forest Products & Paper (0.5%):
Georgia-Pacific LLC, 7.75%, 11/15/29 (d)	420	435

Health Care (0.9%):
CVS Caremark Corp., 6.30% (a), 6/1/37, Callable 6/1/12 @ 100	910	837
WellPoint, Inc.
6.80%, 8/1/12	20	22
5.95%, 12/15/34	25	26
		885

Insurance (0.1%):
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	39
MetLife, Inc., 5.38%, 12/15/12	30	32
		81

Manufacturing-Miscellaneous (1.0%):
Mohawk Industries, Inc., 6.88% (a), 1/15/16	540	563
Weyerhaeuser Co.
6.95%, 8/1/17	175	185
7.38%, 10/1/19	145	158
7.70%, 2/15/26	70	69
		975

Media (0.0%):
News America, Inc., 6.20%, 12/15/34	24	25
Time Warner, Inc., 6.88%, 5/1/12	15	17
		42

Newspapers (0.5%):
Gannett Co., Inc., 8.75%, 11/15/14 (d)(f)	440	471

Office Furnishing (0.1%):
Steelcase, Inc., 6.50%, 8/15/11	76	77

See notes to schedules of investments.

Security Description	Principal Amount	Value
Oil & Gas-Exploration & Production (2.4%):
Newfield Exploration Co., 6.88%, 2/1/20, Callable 2/1/15 @ 103.44	$410	$427
Source Gas LLC, 5.90%, 4/1/17 (f)	274	267
Southern Union Co., 7.60%, 2/1/24	515	595
Southwestern Energy Co., 7.50%, 2/1/18	160	179
XTO Energy, Inc., 6.50%, 12/15/18	649	799
		2,267

Pharmaceuticals (0.1%):
Wyeth
6.95%, 3/15/11	25	26
6.50%, 2/1/34	40	49
		75

Pipelines (0.4%):
Enterprise Products Operating LP, 7.50%, 2/1/11	55	57
Williams Co., Inc., 7.75%, 6/15/31	305	351
		408

Primary Metal & Mineral Production (0.2%):
Phelps Dodge Corp., 9.50%, 6/1/31	140	189

Radio & Television (0.2%):
Comcast Corp.
4.95%, 6/15/16	55	60
6.45%, 3/15/37	50	55
Cox Communications, Inc., 7.13%, 10/1/12	40	45
		160

Railroads (0.1%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	20	21
5.75%, 3/15/18	25	28
		49

Real Estate Investment Trusts (0.2%):
Vornado Realty LP, 4.25%, 4/1/15, Callable 1/1/15 @ 100	199	201

Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12 (d)	33	35
Wal-Mart Stores, Inc., 4.13%, 2/15/11	31	32
		67

Software & Computer Services (0.0%):
Oracle Corp., 5.75%, 4/15/18 (d)	40	47

Telecommunications (0.7%):
Qwest Communications International, Inc., 8.38%, 5/1/16 (d)(f)	605	688

Telecommunications-Cellular (0.9%):
AT&T, Inc., 6.55%, 2/15/39	640	736
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
Vodafone Group PLC
5.63%, 2/27/17	20	22
6.15%, 2/27/37 (d)	20	21
		805

Telecommunications-Equipment (1.0%):
Motorola, Inc.
7.63%, 11/15/10	17	17
6.00%, 11/15/17	813	888
		905

Utilities-Electric (2.1%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	981	1,076

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wisconsin Energy Corp., Series A, 6.25% (a), 5/15/67, Callable 5/15/17@ 100	$999	$921
		1,997

Total Corporate Bonds (Cost $15,624)		16,151

Municipal Bond (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	57

Total Municipal Bonds (Cost $70)		57

U.S. Government Agency Securities (0.1%)
Federal Home Loan Bank, 0.75%, 1/18/11	55	55

Total U.S. Government Agency Securities (Cost $55)		55

U.S. Government Mortgage Backed Agencies (9.0%)
Federal Home Loan Mortgage Corp.
4.50%, 12/1/39 (b)	363	380
5.00%, 6/1/33 (b)	145	155
6.50%, 5/1/26 – 11/1/34	73	81
7.00%, 7/1/29 – 5/1/35	103	117
8.00%, 6/1/30	4	5
Federal National Mortgage Assoc.
4.00%, 9/25/40 (g)	448	457
4.50%, 1/1/25 – 8/25/40 (b)(g)	1,328	1,392
5.00%, 11/1/33 – 8/25/40 (b)	1,148	1,233
5.50%, 1/1/33 – 8/25/40 (b)(g)	1,278	1,381
6.00%, 10/1/29 – 8/25/40 (b)(g)	772	842
6.50%, 3/1/29 – 8/25/40 (b)(g)	388	430
7.00%, 12/1/27	3	4
7.50%, 11/1/29	19	22
8.00%, 11/1/19 – 3/1/30	62	71
8.50%, 11/1/17	4	4
10.00%, 11/1/13	7	8
10.50%, 11/1/13	8	9
11.00%, 11/1/13	9	11
Government National Mortgage Assoc.
4.50%, 8/20/40 (g)	557	586
5.00%, 8/20/40 (g)	465	499
5.50%, 2/20/40 – 8/20/40 (b)(g)	389	422
6.50%, 1/15/39 (b)	192	212
7.50%, 2/15/35	143	171

Total U.S. Government Mortgage Backed Agencies (Cost $8,119)		8,492

U.S. Treasury Obligations (6.5%)
U.S. Treasury Bonds, 4.63%, 2/15/40	475	528
U.S. Treasury Notes
1.50%, 10/31/10	1,799	1,805
4.25%, 1/15/11	1,006	1,024
1.88%, 6/30/15 (d)	1,013	1,028

See notes to schedules of investments.

Security Description	Principal Amount	Value
3.50%, 5/15/20 (d)	$1,690	$1,775

Total U.S. Treasury Obligations (Cost $6,111)		6,160

Short-Term Securities Held as Collateral for Securities Lending (8.7%)
Pool of various securities for Victory Funds	8,248	8,233

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $8,248)		8,233

Total Investments (Cost $102,960) — 110.8%		104,806

Liabilities in excess of other assets — (10.8)%		(10,244)

NET ASSETS — 100.0%		$94,562

(a)                                  Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)                                 All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)                                  Rate represents the effective yield at purchase.

(d)                                 A portion or all of the security was held on loan.

(e)                                  Non-income producing security.

(f)                                   Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)                                 Security purchased on a “when-issued” basis.

ADR                     American Depositary Receipt

GO                               General Obligation

LLC                          Limited Liability Co.

LP                                  Limited Partnership

MTN                   Medium Term Note

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (5.0%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33 (a)	$690	$712
Chase Mortgage Finance Corp.
Series 2005-A1, Class M, 5.32% (b), 12/25/35	848	62
Series 2007-A1, Class 1B2, 3.50% (b), 2/25/37	295	50
Series 2007-A1, Class 1M, 3.50% (b), 2/25/37	661	200
Series 2007-A2, Class 1M, 3.42% (b), 7/25/37	93	28
Series 2007-S1, Class AM, 6.08%, 2/25/37	337	26
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A2, 5.73% (b), 3/15/49 (a)	1,090	1,156
Series 2006-C4, Class AM, 5.73% (b), 3/15/49	385	354
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5,
Class A4, 5.89% (b), 11/15/44	168	177
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29 (a)	389	445
Federal Home Loan Mortgage Corp., Structured Pass Through Securities,
Series T-42, Class A5, 7.50%, 2/25/42	256	293
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (b), 8/10/38 (a)	630	672
GSR Mortgage Loan Trust, Series 2006-9F, Class M1, 6.39% (b), 10/25/36	380	78
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1, 4.90% (b), 2/25/35 (a)	894	490
Series 2005-A2, Class B1, 4.36% (b), 4/25/35 (a)	1,213	409
Series 2005-A3, Class 1B1, 4.69% (b), 6/25/35	743	112
Series 2005-A4, Class B1, 4.77% (b), 7/25/35	760	178
Series 2005-A5, Class IB1, 4.54% (b), 8/25/35	439	96
Series 2005-A6, Class 1B1, 5.11% (b), 9/25/35	1,030	154
Series 2006-A1, Class B1, 5.20% (b), 2/25/36	497	39
Series 2006-A2, Class IB1, 5.69% (b), 4/25/36	1,265	51
Series 2006-S4, Class B1, 6.36% (b), 1/25/37	472	5
Series 2007-A1, Class B1, 3.83% (b), 7/25/35	568	62
Series 2007-A2, Class B2, 5.74% (b), 4/25/37	272	2
Series 2007-A4, Class B1, 5.79% (b), 6/25/37	716	27
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.29% (b), 1/12/44 (a)	790	859
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (b), 6/11/17 (a)	835	899
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.22% (b), 8/25/34	320	22

See notes to schedules of investments.

Security Description	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 2.88% (b), 4/25/34	$316	$75

Total Collateralized Mortgage Obligations (Cost $16,978)		7,733

Commercial Paper (11.7%)
General Electric Capital Corp., 0.19% (c), 8/2/10	18,039	18,039

Total Commercial Paper (Cost $18,038)		18,039

Corporate Bonds (48.8%)
Automotive (0.2%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	138	149
8.50%, 1/18/31	80	104
		253

Banks (1.1%):
Bank of America Corp., 6.25%, 4/15/12	315	335
European Investment Bank
4.63%, 3/21/12	235	249
4.63%, 5/15/14	493	546
Inter-American Development Bank, 4.50%, 9/15/14	264	294
Wells Fargo & Co., 5.13%, 9/15/16	205	218
		1,642

Beverages (0.1%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	141	156

Computers & Peripherals (1.3%):
International Business Machines Corp., 6.50%, 1/15/28	135	163
Seagate Technology International Ltd., 10.00%, 5/1/14, Callable 5/1/13 @ 105.00 (d)	1,620	1,895
		2,058

Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp.
5.00%, 8/15/13	110	122
6.25%, 7/15/18	90	108
Procter & Gamble Co., 4.95%, 8/15/14	80	90
		320

Electric Integrated (5.7%):
CMS Energy Corp.
6.88%, 12/15/15	925	1,001
8.75%, 6/15/19	3,155	3,603
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	185	211
Series C, 5.15%, 7/15/15	115	129
DTE Energy Co., 6.38%, 4/15/33	1,705	1,811
KCP&L Greater Missouri, 7.95%, 2/1/11	1,160	1,195
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	176
Pacific Gas & Electric Co.
4.80%, 3/1/14	129	142
6.05%, 3/1/34	130	148
Progress Energy, Inc., 6.85%, 4/15/12	149	162
Southern California Edison Co., 5.63%, 2/1/36	180	198
		8,776

Electronics (0.9%):
General Electric Co., 5.00%, 2/1/13	235	254

See notes to schedules of investments.

Security Description	Principal Amount	Value
L-3 Communications Corp., 4.75%, 7/15/20	$1,145	$1,170
		1,424

Financial Services (3.7%):
Boeing Capital Corp.
6.10%, 3/1/11	90	93
5.80%, 1/15/13	69	76
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	50	55
Citigroup, Inc., 5.00%, 9/15/14	200	204
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	370	397
Credit Suisse New York, 3.50%, 3/23/15, MTN	1,040	1,070
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	210	216
Goldman Sachs Group, Inc., 5.75%, 10/1/16	305	335
HSBC Finance Corp., 6.75%, 5/15/11	233	242
Textron Financial Corp., 6.00% (b), 2/15/67, Callable 2/15/17 @ 100 (d)	1,779	1,405
Toyota Motor Credit Corp., 4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	115
ZFS Finance USA Trust III, 1.69% (b), 12/15/65, Callable 12/15/10 @ 100 (d)	1,515	1,424
		5,633

Food Distributors, Supermarkets & Wholesalers (3.0%):
Kroger Co., 7.50%, 4/1/31	85	107
Safeway, Inc., 3.95%, 8/15/20 (e)	1,990	2,005
Viterra, Inc., 5.95%, 8/1/20 (d)	2,470	2,457
		4,569

Forest Products & Paper (1.2%):
Georgia-Pacific LLC, 7.75%, 11/15/29	1,845	1,912

Health Care (2.7%):
CVS Caremark Corp., 6.30% (b), 6/1/37, Callable 6/1/12 @ 100	4,283	3,940
WellPoint, Inc.
6.80%, 8/1/12	75	82
5.95%, 12/15/34	100	102
		4,124

Insurance (0.3%):
Cigna Corp., 7.00%, 1/15/11	45	46
Cincinnati Financial Corp., 6.13%, 11/1/34	140	133
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	126
MetLife, Inc., 5.38%, 12/15/12	110	119
		424

Manufacturing-Miscellaneous (3.0%):
Mohawk Industries, Inc., 6.13% (b), 1/15/16	2,480	2,585
Weyerhaeuser Co.
6.95%, 8/1/17	975	1,033
7.38%, 10/1/19	655	712
7.70%, 2/15/26	330	328
		4,658

Media (0.1%):
News America, Inc., 6.20%, 12/15/34	90	95
Time Warner, Inc., 6.88%, 5/1/12	64	70
		165

Newspapers (1.4%):
Gannett Co., Inc., 8.75%, 11/15/14 (d)	2,015	2,156

Office Furnishing (0.2%):
Steelcase, Inc., 6.50%, 8/15/11	314	320

See notes to schedules of investments.

Security Description	Principal Amount	Value
Oil & Gas-Exploration & Production (6.9%):
Newfield Exploration Co., 6.88%, 2/1/20, Callable 2/1/15 @ 103.44	$1,900	$1,976
Source Gas LLC, 5.90%, 4/1/17 (d)	1,293	1,261
Southern Union Co., 7.60%, 2/1/24	2,420	2,798
Southwestern Energy Co., 7.50%, 2/1/18	750	840
XTO Energy, Inc., 6.50%, 12/15/18	3,065	3,774
		10,649

Pharmaceuticals (0.2%):
Wyeth
6.95%, 3/15/11	105	109
6.50%, 2/1/34	150	182
		291

Pipelines (1.3%):
Enterprise Products Operating LP, 7.50%, 2/1/11	220	226
Williams Co., Inc., 7.75%, 6/15/31	1,500	1,726
		1,952

Primary Metal & Mineral Production (0.5%):
Phelps Dodge Corp., 9.50%, 6/1/31	635	857

Radio & Television (0.5%):
Comcast Corp.
4.95%, 6/15/16	215	236
6.45%, 3/15/37	165	183
Cox Communications, Inc., 7.13%, 10/1/12	273	304
		723

Railroads (0.4%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	200	205
5.75%, 3/15/18	375	424
		629

Real Estate Investment Trusts (0.6%):
Vornado Realty LP, 4.25%, 4/1/15, Callable 1/1/15 @ 100	918	928

Retail-Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	141
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	124
		265

Software & Computer Services (0.1%):
Oracle Corp., 5.75%, 4/15/18	185	217

Telecommunications (2.0%):
Qwest Communications International, Inc., 8.38%, 5/1/16 (d)	2,750	3,128

Telecommunications-Cellular (2.4%):
AT&T, Inc., 6.55%, 2/15/39	3,000	3,447
New Cingular Wireless Services, 8.13%, 5/1/12	76	85
Vodafone Group PLC
5.63%, 2/27/17	90	100
6.15%, 2/27/37	95	102
		3,734

Telecommunications-Equipment (2.7%):
Motorola, Inc.
7.63%, 11/15/10	79	81
6.00%, 11/15/17	3,719	4,060
		4,141

Utilities-Electric (5.9%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,480	4,913

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wisconsin Energy Corp., Series A, 6.25% (b), 5/15/67, Callable 5/15/17@ 100	$4,466	$4,120
		9,033

Total Corporate Bonds (Cost $72,749)		75,137

Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	227

Total Municipal Bonds (Cost $278)		227

U.S. Government Agency Securities (0.2%)
Small Business Administration, 6.15%, 4/1/19	290	315

Total U.S. Government Agency Securities (Cost $290)		315

U.S. Government Mortgage Backed Agencies (26.0%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	127	137
7.50%, 4/1/28	11	13
6.50%, 8/1/29 – 11/1/34 (a)	495	552
7.00%, 1/1/30 – 5/1/35 (a)	418	474
5.00%, 6/1/34 (a)	562	601
4.50%, 12/1/39 (a)	1,810	1,893
Federal National Mortgage Assoc.
10.00%, 11/1/13	13	15
10.50%, 11/1/13	6	7
11.00%, 11/1/13	9	10
8.00%, 11/1/19 – 2/1/33 (a)	217	251
4.50%, 1/1/25 – 8/25/40 (a)(e)	6,117	6,411
7.00%, 10/1/26 – 12/1/29	37	41
6.50%, 9/1/28 – 8/25/40 (a)(e)	1,664	1,832
7.50%, 12/1/28	6	7
6.00%, 10/1/29 – 8/25/40 (a)(e)	3,931	4,285
8.50%, 4/1/31	12	14
5.50%, 1/1/33 – 8/25/40 (a)(e)	6,036	6,505
5.00%, 11/1/33 – 8/25/40 (a)	5,491	5,897
4.00%, 9/25/40 (e)	2,112	2,107
Government National Mortgage Assoc.
7.50%, 12/15/27 – 2/15/35 (a)	625	745
6.50%, 1/15/39 (a)	936	1,033
5.50%, 2/20/40 – 8/20/40 (a)(e)	1,807	1,965
4.50%, 8/20/40 (e)	2,639	2,777
5.00%, 8/20/40 (e)	2,241	2,407

Total U.S. Government Mortgage Backed Agencies (Cost $38,498)		39,979

U.S. Treasury Obligations (17.8%)
U.S. Treasury Bonds, 4.63%, 2/15/40	2,050	2,280
U.S. Treasury Notes
1.50%, 10/31/10	8,667	8,694
4.25%, 1/15/11	3,781	3,850
1.88%, 6/30/15 (f)	3,391	3,441

See notes to schedules of investments.

Security Description	Principal Amount	Value
3.50%, 5/15/20 (f)	$8,649	$9,083

Total U.S. Treasury Obligations (Cost $27,102)		27,348

Short-Term Securities Held as Collateral for Securities Lending (5.0%)
Pool of various securities for Victory Funds	7,693	7,679

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,693)		7,679

Total Investments (Cost $181,577) — 114.6%		176,457

Liabilities in excess of other assets — (14.6)%		(22,524)

NET ASSETS — 100.0%		$153,933

(a)                                  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)                                 Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(c)                                  Rate represents the effective yield at purchase.

(d)                                 Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)                                  Security purchased on a “when-issued” basis.

(f)                                    A portion or all of the security was held on loan.

GO                               General Obligation

LLC                          Limited Liability Co.

LP                                  Limited Partnership

MTN                   Medium Term Note

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.0%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$36,026	$36,025

Total Commercial Paper (Amortized Cost $36,026)		36,025

Common Stocks (99.0%)
Aerospace/Defense (1.4%):
Raytheon Co.	1,110,000	51,360

Airlines (1.4%):
Southwest Airlines Co.	3,970,100	47,840

Automotive (1.1%):
Ford Motor Co. (b)(c)	3,123,000	39,881

Banks (3.0%):
Bank of America Corp.	7,657,300	107,508

Beverages (1.1%):
Dr Pepper Snapple Group, Inc.	997,000	37,437

Biotechnology (0.7%):
Amgen, Inc. (c)	443,198	24,168

Brokerage Services (2.3%):
Charles Schwab Corp. (b)	5,601,670	82,849

Chemicals (1.9%):
Monsanto Co.	1,142,830	66,101

Commercial Services (1.3%):
Paychex, Inc. (b)	1,840,000	47,822

Computers & Peripherals (3.2%):
EMC Corp. (b)(c)	5,698,615	112,776

Electronics (3.0%):
General Electric Co.	2,716,238	43,786
Johnson Controls, Inc.	2,215,000	63,814
		107,600

Engineering (0.8%):
ABB Ltd., Sponsored ADR	1,356,000	27,364

Environmental Control (1.2%):
Waste Management, Inc.	1,232,000	41,826

Financial Services (4.1%):
MasterCard, Inc., Class A (b)	246,000	51,670
Morgan Stanley	1,958,000	52,847
Western Union Co.	2,583,261	41,926
		146,443

Food Processing & Packaging (4.7%):
Kellogg Co. (b)	495,000	24,775
Kraft Foods, Inc., Class A	2,678,599	78,242
Nestle SA, Sponsored ADR	1,305,194	64,411
		167,428

Health Care (0.4%):
Alcon, Inc. (b)	94,734	14,691

Home Builders (0.8%):
Toll Brothers, Inc. (b)(c)	1,697,814	29,474

Insurance (3.6%):
MetLife, Inc.	1,224,000	51,482
The Chubb Corp.	762,000	40,104

See notes to schedules of investments.

Security Description	Shares	Value
The Travelers Cos., Inc. (b)	742,962	$37,482
		129,068

Internet Business Services (7.4%):
eBay, Inc. (c)	2,642,625	55,257
Google, Inc., Class A (b)(c)	338,500	164,122
McAfee, Inc. (c)	1,290,552	42,717
		262,096

Investment Companies (1.2%):
Invesco Ltd.	2,216,928	43,319

Office Equipment & Supplies (1.9%):
Staples, Inc.	3,397,000	69,061

Oil & Gas Exploration-Production & Services (2.0%):
Anadarko Petroleum Corp.	762,638	37,491
ENSCO International PLC, Sponsored ADR (b)	774,000	32,361
		69,852

Oil Companies-Integrated (4.0%):
Exxon Mobil Corp. (b)	2,391,000	142,695

Oilfield Services & Equipment (6.8%):
Halliburton Co. (b)	4,004,421	119,652
Schlumberger Ltd. (b)	2,064,457	123,166
		242,818

Pharmaceuticals (10.3%):
Abbott Laboratories	789,000	38,724
Johnson & Johnson (b)	787,600	45,752
Merck & Co., Inc.	2,515,200	86,674
Pfizer, Inc.	6,729,500	100,942
Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,932,900	94,422
		366,514

Radio & Television (0.7%):
Time Warner Cable, Inc., Class A	454,092	25,960

Retail (2.2%):
Target Corp. (b)	1,496,376	76,794

Retail-Department Stores (1.4%):
Macy’s, Inc.	2,708,000	50,504

Retail-Specialty Stores (3.3%):
Lowe’s Cos., Inc.	5,662,276	117,436

Semiconductors (1.3%):
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,698,871	47,459

Software & Computer Services (5.3%):
Microsoft Corp. (b)	3,172,931	81,893
Oracle Corp.	4,549,490	107,550
		189,443

Steel (1.9%):
Nucor Corp.	1,740,593	68,127

Telecommunications (1.1%):
Qwest Communications International, Inc.	7,074,954	40,044

Telecommunications-Services & Equipment (4.3%):
QUALCOMM, Inc. (b)	3,999,000	152,282

Transportation Services (3.2%):
United Parcel Service, Inc., Class B (b)	1,744,848	113,415

Utilities-Electric (1.0%):
Exelon Corp.	845,000	35,346

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Utilities-Telecommunications (3.7%):
Verizon Communications, Inc. (b)	4,498,000	$130,712

Total Common Stocks (Cost $3,331,218)		3,525,513

Short-Term Securities Held as Collateral for Securities Lending (3.8%)
Pool of various securities for Victory Funds	$136,739	136,490

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $136,739)		136,490

Total Investments (Cost $3,503,983) — 103.8%		3,698,028

Liabilities in excess of other assets — (3.8)%		(133,999)

NET ASSETS — 100.0%		$3,564,029

(a)                                  Rate represents the effective yield at purchase.

(b)                                 A portion or all of the security was held on loan.

(c)                                  Non-income producing security.

ADR                     American Depositary Receipt

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.2%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$33,603	$33,603

Total Commercial Paper (Cost $33,603)		33,603

Common Stocks (92.8%)
Aerospace/Defense (1.2%):
Raytheon Co.	122,000	5,645

Automotive Parts (2.7%):
Eaton Corp.	83,000	6,512
Genuine Parts Co. (b)	147,000	6,296
		12,808

Banks (3.3%):
City National Corp.	97,000	5,497
Cullen/Frost Bankers, Inc.	93,000	5,134
SunTrust Banks, Inc. (b)	184,000	4,775
		15,406

Chemicals (1.4%):
PPG Industries, Inc.	93,000	6,461

Commercial Services (2.5%):
Choice Hotels International, Inc. (b)	164,000	5,414
Cintas Corp. (b)	229,000	6,059
		11,473

Computers & Peripherals (1.2%):
CACI International, Inc., Class A (c)	116,000	5,454

Consumer Products (1.2%):
Clorox Co. (b)	86,000	5,580

Containers & Packaging (3.5%):
Owens-Illinois, Inc. (c)	159,000	4,396
Pactiv Corp. (b)(c)	190,000	5,780
Sonoco Products Co.	194,000	6,344
		16,520

E-Commerce & Services (1.5%):
Monster Worldwide, Inc. (b)(c)	493,000	6,764

Electronics (2.1%):
Hubbell, Inc., Class B	87,000	4,105
Johnson Controls, Inc.	198,600	5,722
		9,827

Financial Services (1.1%):
Affiliated Managers Group, Inc. (b)(c)	74,000	5,241

Food Distributors, Supermarkets & Wholesalers (3.8%):
Hansen Natural Corp. (c)	132,000	5,529
Ralcorp Holdings, Inc. (b)(c)	114,000	6,658
Safeway, Inc. (b)	276,000	5,669
		17,856

Food Processing & Packaging (2.0%):
ConAgra, Inc. (b)	146,000	3,428
Corn Products International, Inc.	180,825	6,029
		9,457

Insurance (9.5%):
Alleghany Corp. (b)(c)	18,665	5,604
Arch Capital Group Ltd. (b)(c)	84,000	6,574

See notes to schedules of investments.

Security Description	Shares	Value
Brown & Brown, Inc. (b)	314,000	$6,286
Markel Corp. (c)	12,500	4,225
Marsh & McLennan Cos., Inc. (b)	200,000	4,704
StanCorp Financial Group, Inc.	103,000	3,882
The Chubb Corp.	134,000	7,053
W.R. Berkley Corp. (b)	232,000	6,266
		44,594

Internet Business Services (1.2%):
Symantec Corp. (c)	418,000	5,421

Investment Companies (1.3%):
Franklin Resources, Inc.	62,000	6,236

Machine-Diversified (2.8%):
Dover Corp.	155,000	7,435
Kennametal, Inc. (b)	207,000	5,670
		13,105

Manufacturing-Diversified (6.3%):
Ingersoll-Rand PLC	178,000	6,668
Leucadia National Corp. (c)	288,000	6,362
Mohawk Industries, Inc. (b)(c)	120,000	5,871
Parker Hannifin Corp.	98,500	6,119
Pentair, Inc. (b)	125,000	4,275
		29,295

Manufacturing-Miscellaneous (1.4%):
ITT Industries, Inc. (b)	134,000	6,314

Medical Supplies (2.7%):
C.R. Bard, Inc.	83,000	6,518
Zimmer Holdings, Inc. (c)	113,000	5,988
		12,506

Oil & Gas Exploration-Production & Services (6.2%):
Cimarex Energy Co.	75,039	5,168
Devon Energy Corp. (b)	76,000	4,749
Forest Oil Corp. (b)(c)	230,000	6,576
Helmerich & Payne, Inc. (b)	148,000	5,999
Patterson-UTI Energy, Inc.	382,000	6,276
		28,768

Oil Companies-Integrated (0.8%):
Occidental Petroleum Corp.	47,000	3,663

Oil Marketing & Refining (1.1%):
Valero Energy Corp.	310,000	5,267

Paint, Varnishes & Enamels (2.2%):
RPM International, Inc.	275,000	5,162
The Sherwin-Williams Co.	75,000	5,186
		10,348

Pipelines (1.3%):
National Fuel Gas Co.	129,000	6,198

Real Estate Investment Trusts (4.3%):
Alexandria Real Estate Equities, Inc. (b)	79,000	5,573
Hospitality Properties Trust	242,000	4,949
Nationwide Health Properties, Inc. (b)	154,000	5,763
Regency Centers Corp. (b)	102,000	3,850
		20,135

Restaurants (2.4%):
Burger King Holdings, Inc.	324,000	5,599

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Darden Restaurants, Inc.	137,000	$5,739
		11,338

Retail-Department Stores (1.2%):
Kohl’s Corp. (c)	121,000	5,770

Retail-Discount (1.2%):
BJ’s Wholesale Club, Inc. (b)(c)	127,000	5,785

Retail-Specialty Stores (1.3%):
PetSmart, Inc.	188,000	5,837

Semiconductors (4.8%):
Analog Devices, Inc. (b)	176,000	5,229
Intersil Corp., Class A	476,349	5,411
KLA-Tencor Corp. (b)	188,000	5,954
Lam Research Corp. (b)(c)	137,000	5,780
		22,374

Software & Computer Services (0.9%):
DST Systems, Inc. (b)	104,000	4,272

Staffing (1.0%):
Robert Half International, Inc. (b)	177,000	4,457

Steel (1.2%):
Allegheny Technologies, Inc. (b)	118,000	5,618

Telecommunications-Services & Equipment (0.7%):
CommScope, Inc. (c)	166,000	3,376

Transportation Services (1.3%):
Con-way, Inc. (b)	178,500	6,014

Utilities-Electric (4.5%):
Alliant Energy Corp.	201,000	6,947
Hawaiian Electric Industries, Inc. (b)	295,000	6,947
Xcel Energy, Inc. (b)	324,000	7,125
		21,019

Utilities-Natural Gas (3.7%):
Energen Corp.	143,000	6,355
Sempra Energy (b)	101,000	5,025
WGL Holdings, Inc. (b)	163,000	5,881
		17,261

Total Common Stocks (Cost $377,453)		433,463

Short-Term Securities Held as Collateral for Securities Lending (16.2%)
Pool of various securities for Victory Funds	$76,037	75,899

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $76,037)		75,899

Total Investments (Cost $487,093) — 116.2%		542,965

Liabilities in excess of other assets — (16.2)%		(75,791)

NET ASSETS — 100.0%		$467,174

(a)                                  Rate represents the effective yield at purchase.

(b)                                 A portion or all of the security was held on loan.

(c)                                  Non-income producing security.

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	July 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.6%)
State Street Bank & Trust Co., 1.85%, 3/15/11	$4,800	$4,841

Total Corporate Bonds (Amortized Cost $4,841)		4,841

U.S. Government Agency Securities (57.8%)
Federal Farm Credit Bank
Series 2
0.19% (a), 8/18/10	50,000	50,000
0.29% (a), 11/3/10	20,000	20,002
0.40% (a), 6/9/11	50,000	50,000
Series 1, 0.33% (a), 8/26/11	125,000	124,986
Federal Home Loan Bank
Series 3
0.70% (a), 8/4/10	175,000	175,000
0.50%, 10/25/10 — 11/24/10	32,000	32,000
0.40%, 12/27/10, Callable 8/7/10 @ 100	25,000	25,000
Federal National Mortgage Assoc., 0.46% (b), 12/27/10	10,000	9,981

Total U.S. Government Agency Securities (Amortized Cost $486,969)		486,969

U.S. Treasury Obligations (4.7%)
U.S. Treasury Bills
0.22% (b), 12/2/10	15,000	14,989
0.30% (b), 7/28/11	25,000	24,926

Total U.S. Treasury Obligations (Amortized Cost $39,915)		39,915

Repurchase Agreements (36.8%)
Deutsche Bank Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $100,002, collateralized by U.S. Government Securities, 5.50%, 6/1/38, market value $102,000)	100,000	100,000
Goldman Sachs Group, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $110,502, collateralized by U.S. Government Securities, 5.50%, 3/1/40, market value $112,710)	110,500	110,500
RBS Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $100,002, collateralized by U.S. Treasury Securities, 1.88%, 6/15/12, market value $102,005)	100,000	100,000

Total Repurchase Agreements (Amortized Cost $310,500)		310,500

Total Investments (Amortized Cost $842,225) (c) — 99.9%		842,225

Other assets in excess of liabilities — 0.1%		583

NET ASSETS — 100.0%		$842,808

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	July 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (5.6%)
Bank of Nova Scotia, 0.49% (a), 11/29/10	$4,000	$4,000
Barclays Bank PLC NY, 0.77%, 1/13/11	4,000	4,000
Canadian Imperial Bank of Commerce, 0.39% (a), 11/10/10	3,000	3,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	4,000	4,000
Toronto-Dominion Bank NY
0.27%, 8/18/10	4,000	4,000
0.35% (a), 2/4/11	4,000	4,000

Total Certificates of Deposit (Amortized Cost $23,000)		23,000

Commercial Paper (18.0%)
Australia & New Zealand Banking Group Ltd., 0.53% (a), 12/16/10 (b)	4,000	4,000
Citigroup Funding, Inc., 0.25% (c), 8/3/10	7,000	7,000
Coca-Cola Co., 0.44% (c), 2/28/11 (b)	7,000	6,982
Dexia Delaware LLC, 0.43% (c), 8/5/10	7,000	7,000
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	5,000	4,996
Nordea North America, Inc., 0.47% (c), 1/14/11	7,000	6,985
Shell International Finance BV, 0.55% (c), 2/7/11 (b)	5,000	4,985
Standard Chartered Bank PLC, 0.38% (c), 8/6/10 (b)	7,000	7,000
State Street Corp., 0.70% (c), 12/2/10	4,000	3,990
Straight-A Funding LLC
0.25% (c), 8/13/10 (b)	14,500	14,499
0.40% (c), 9/15/10 (b)	4,000	3,998
Walt Disney Co., 0.18% (c), 8/30/10 (b)	3,000	2,999

Total Commercial Paper (Amortized Cost $74,434)		74,434

Corporate Bonds (8.1%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	19,000	19,000
Citigroup, Inc., 0.57% (a), 8/13/10	5,000	5,001
Goldman Sachs Group, Inc., 6.88%, 1/15/11	3,000	3,086
IBM International Group Capital LLC, 0.77% (a), 6/24/11 (b)	4,000	4,000
State Street Bank & Trust Co., 1.85%, 3/15/11	2,500	2,521

Total Corporate Bonds (Amortized Cost $33,608)		33,608

Municipal Bonds (10.2%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.25% (a), 5/1/22, LOC Dexia Credit Local	7,000	7,000
Series C-5, 0.31% (a), 5/1/22, LOC Dexia Credit Local	4,000	4,000
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.34% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	2,700	2,700
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.30% (a), 6/1/42, LOC Citibank N.A., AMT	5,000	5,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,300	1,325
San Jose Financing Authority Revenue, Series F, 0.30% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.35% (a), 4/1/24, LOC Bank of America N.A., AMT	3,100	3,100

Total Municipal Bonds (Amortized Cost $42,125)		42,125

See notes to schedules of investments.

Security Description	Principal Amount	Value
U.S. Government Agency Securities (15.3%)
Federal Home Loan Bank
0.40%, 12/27/10, Callable 8/7/10 @ 100	$10,000	$10,000
0.75%, 6/21/11, Callable 9/9/10 @ 100	3,600	3,602
Series 1, 0.75%, 6/24/11, Callable 9/10/10 @ 100	24,000	24,000
Federal Home Loan Mortgage Corp.
0.18% (a), 11/9/11	10,000	9,973
0.33% (a), 11/7/11	6,000	5,998
0.46% (a), 8/24/10	5,000	5,000
Federal National Mortgage Assoc., 0.46% (c), 12/27/10	5,000	4,990

Total U.S. Government Agency Securities (Amortized Cost $63,563)		63,563

Repurchase Agreements (42.8%)
Deutsche Bank Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $35,001, collateralized by U.S. Government Securities, 5.50%, 7/1/38, market value $35,700)	35,000	35,000
Goldman Sachs Group, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $67,501, collateralized by U.S. Government Securities, 3.19%-4.49%, 5/1/39-8/1/39, market value $68,850)	67,500	67,500
RBS Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $75,001, collateralized by U.S. Treasury Securities, 0.88%-1.38%, 1/31/12-5/15/12, market value $76,504)	75,000	75,000

Total Repurchase Agreements (Amortized Cost $177,500)		177,500

Total Investments (Amortized Cost $414,230) — 100.0%		414,230

Other assets in excess of liabilities — 0.0%		111

NET ASSETS — 100.0%		$414,341

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

AMT	Subject to alternative minimum tax.

LLC	Limited Liability Co.

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (69.4%)
Multi-family (6.4%):
Collateralized Mortgage Obligations (2.3%):
Government National Mortgage Assoc.
Series 2003-108, Class BH, 7.50%, 2/16/34	$2,501	$2,724
Series 2003-38, Class JC, 7.01% (a), 8/16/42	2,766	3,213
Series 2003-47, Class B, 8.00%, 10/16/27	1,453	1,521
Series 2003-87, Class BH, 7.50%, 8/16/32	3,728	4,106
		11,564

Pass-throughs (4.1%):
Government National Mortgage Assoc.
7.95%, 6/15/19 — 4/15/25	570	586
7.49%, 8/15/20 — 3/15/25	794	900
7.50%, 8/15/21	429	488
7.92%, 7/15/23	629	660
8.00%, 7/15/24 — 10/15/35 (b)	4,356	4,514
8.25%, 4/15/27 — 9/15/30	640	654
8.60%, 5/15/27	513	518
7.88%, 7/15/27	795	826
7.75%, 6/15/30 — 11/15/38	3,540	3,735
7.09%, 7/15/33	4,993	5,400
8.13%, 6/15/41	1,917	1,981
		20,262
		31,826

Single Family (63.0%):
Collateralized Mortgage Obligations (6.6%):
Government National Mortgage Assoc.
Series 1995-4, Class CQ, 8.00%, 6/20/25	8	9
Series 1997-2, Class E, 7.50%, 2/20/27	34	40
Series 1999-1, Class Z, 6.50%, 1/20/29	3,397	3,777
Series 1999-22, Class Z, 7.00%, 6/20/29	3,003	3,492
Series 1999-25, Class TB, 7.50%, 7/16/29	1,863	2,191
Series 1999-32, Class ZB, 8.00%, 9/16/29	5,593	6,461
Series 1999-41, Class Z, 8.00%, 11/16/29	517	594
Series 1999-44, Class ZC, 8.50%, 12/16/29	2,007	2,407
Series 1999-47, Class Z, 7.50%, 12/20/29	3,235	3,837
Series 1999-9, Class C, 7.00%, 3/16/29	2,413	2,710
Series 2000-1, Class PK, 8.00%, 1/16/30	139	164
Series 2000-20, Class Z, 8.00%, 3/16/30	860	1,013
Series 2000-21, Class Z, 9.00%, 3/16/30	850	1,057
Series 2000-27, Class Z, 7.50%, 9/20/30	312	358

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series 2000-37, Class B, 8.00%, 12/20/30	$86	$98
Series 2001-25, Class PE, 7.00%, 5/20/31	2,977	3,342
Series 2005-72, Class H, 11.50%, 11/16/17	331	373
Series 2005-74, Class HB, 7.50%, 9/16/35	87	100
Series 2005-74, Class HC, 7.50%, 9/16/35	179	206
		32,229

Pass-throughs (56.4%):
Government National Mortgage Assoc.
10.00%, 5/15/12 — 2/15/26 (b)	28,042	32,708
10.50%, 1/15/14 — 12/15/21	1,127	1,260
8.50%, 3/15/15 — 2/15/32	12,938	14,923
11.00%, 11/15/15 — 12/15/18	129	140
7.00%, 4/15/16 — 12/20/38	36,991	42,552
11.50%, 4/15/16 — 9/15/20	662	709
9.00%, 7/20/16 — 6/20/30	5,041	5,756
9.50%, 10/15/16 — 11/15/30	4,639	5,378
8.00%, 11/15/16 — 4/15/38	59,045	70,855
8.75%, 3/20/17	21	23
8.85%, 5/15/18 — 12/15/18	638	727
7.49%, 11/15/19 — 9/15/25	8,126	9,174
8.15%, 12/15/19	31	35
8.25%, 4/20/20 — 1/15/30	144	167
7.95%, 7/20/20	331	375
7.75%, 8/20/20 — 1/20/21	5,608	6,470
8.38%, 10/15/20	1,023	1,165
7.65%, 10/20/21 — 7/20/22	282	327
7.29%, 12/20/21 — 11/20/22	367	414
7.60%, 2/20/22	139	160
7.89%, 10/20/22	883	1,009
7.50%, 1/15/23 — 6/15/35 (c)	67,679	79,829
6.50%, 12/15/23 — 12/20/32	3,824	4,310
		278,466
		310,695

Total Government National Mortgage Association (Cost $325,947)		342,521

U.S. Treasury Obligations (29.4%)
U.S. Treasury Bills, 0.22% (d), 9/23/10	12,910	12,907
U.S. Treasury Bonds, 11.25%, 2/15/15	92,284	132,132

Total U.S. Treasury Obligations (Cost $140,209)		145,039

Money Market Fund (0.1%)
Federated U.S. Treasury Cash Reserve Fund, 0.00%(e)	487,461	487

Total Money Market Fund (Cost $487)		487

Total Investments (Cost $466,643) — 98.9%		488,047

Other assets in excess of liabilities — 1.1%		5,507

NET ASSETS — 100.0%		$493,554

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(c)	Security purchased on a “when-issued” basis.

(d)	Rate represents the effective yield at purchase.

(e)	Rate disclosed is the daily yield on 7/31/10.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (91.8%)
Australia (1.1%):
Commercial Services (0.3%):
Leighton Holdings Ltd.	610	$16

Mining (0.8%):
Rio Tinto Ltd.	607	39
		55
Austria (1.5%):
Banks (0.9%):
Erste Group Bank AG	1,140	46

Steel (0.6%):
Voestalpine AG	850	27
		73
Belgium (1.3%):
Beverages (1.3%):
Anheuser-Busch InBev NV	1,164	62

Bermuda (2.4%):
Financial Services (2.4%):
Credicorp Ltd.	1,208	118

Brazil (2.7%):
Banks (0.5%):
Banco Bradesco SA, Sponsored ADR	1,419	26

Financial Services (0.4%):
CETIP SA	2,405	20

Minerals (1.0%):
Vale SA, Sponsored ADR	1,710	48

Oil & Gas Exploration-Production & Services (0.5%):
Petroleo Brasileiro SA, Sponsored ADR	662	24

Pharmaceuticals (0.3%):
Hypermarcas SA (b)	1,000	13
		131
Canada (0.5%):
Banks (0.5%):
Bank of Nova Scotia	508	25

Cayman Islands (1.1%):
Health Care (1.1%):
Hengan International Group Co. Ltd.	6,000	52

China (2.2%):
Auto Parts & Equipment (1.0%):
Dongfeng Motor Group Co. Ltd., Class H	34,000	47

Pharmaceuticals (1.2%):
Sinopharm Medicine Holding Co. Ltd., Class H	15,600	59
		106
Colombia (0.4%):
Banks (0.4%):
Bancolombia SA, Sponsored ADR	324	19

Denmark (1.7%):
Pharmaceuticals (1.7%):
Novo Nordisk A/S, Class B	971	83

Egypt (0.7%):
Banks (0.7%):
Commercial International Bank	4,954	34

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Finland (0.9%):
Machine-Diversified (0.9%):
Metso Corp.	1,100	$43

France (1.5%):
Banks (0.6%):
BNP Paribas	427	29

Steel (0.9%):
Vallourec SA	474	46
		75
Germany (3.2%):
Aerospace/Defense (1.0%):
MTU Aero Engines Holding AG	872	51

Automotive (0.7%):
Tognum AG	1,699	34

Chemicals (1.1%):
Bayer AG	910	52

Insurance (0.4%):
Hannover Rueckversicherung AG	360	18
		155
Hong Kong (0.8%):
Oil & Gas Exploration-Production & Services (0.8%):
CNOOC Ltd.	23,000	39

Indonesia (0.6%):
Banks (0.6%):
PT Bank Rakyat	24,000	27

Israel (1.0%):
Pharmaceuticals (1.0%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	977	48

Japan (4.4%):
Automotive (1.0%):
Nissan Motor Co. Ltd. (b)	6,400	49

Internet Business Services (0.3%):
DeNA Co. Ltd.	600	17

Machinery-Construction & Mining (0.6%):
Komatsu Ltd.	1,300	27

Manufacturing-Diversified (0.6%):
Mitsubishi Corp.	1,300	28

Office Equipment & Supplies (1.9%):
CANON, Inc.	2,200	95
		216
Jersey (0.7%):
Oilfield Services & Equipment (0.7%):
Petrofac Ltd.	1,706	34

Luxembourg (2.8%):
Cosmetics & Toiletries (1.1%):
L’Occitane International SA (b)	24,000	53

Steel (0.5%):
ArcelorMittal	755	23

Telecommunications-Cellular (1.2%):
Millicom International Cellular SA	623	58
		134

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (1.3%):
Banks (0.6%):
Grupo Financiero Banorte S.A.B. de C.V.	8,200	$32

Metals (0.7%):
Grupo Mexico S.A.B. de C.V., Series B	12,600	33
		65
Russian Federation (0.6%):
Telecommunications (0.6%):
Mobile TeleSystems, Sponsored ADR	1,283	28

Singapore (0.9%):
Manufacturing-Diversified (0.4%):
Keppel Corp. Ltd.	3,000	20

Shipbuilding (0.5%):
SembCorp Marine Ltd.	8,000	24
		44
Spain (0.6%):
Engineering (0.6%):
Tecnicas Reunidas SA	524	27

Sweden (0.6%):
Manufacturing-Diversified (0.6%):
Atlas Copco AB, A shares	1,784	29

Switzerland (3.4%):
Chemicals (1.1%):
Clariant AG (b)	4,008	53

Engineering (1.0%):
ABB Ltd.	1,819	37
Foster Wheeler AG (b)	455	10
		47
Financial Services (0.5%):
Credit Suisse Group AG	548	25

Food Processing & Packaging (0.8%):
Nestle SA	808	40
		165
Taiwan (0.4%):
Computers & Peripherals (0.4%):
HTC Corp.	1,050	19

Thailand (0.9%):
Banks (0.5%):
Krung Thai Bank Public, Co. Ltd.	55,600	22

Food Service (0.4%):
Charoen Pokphand Foods Public Co. Ltd.	29,400	22
		44
Turkey (1.4%):
Banks (1.4%):
Turkiye Garanti Bankasi A.S.	9,092	47
Turkiye Halk Bankasi A.S.	2,561	21
		68
		68
United Kingdom (9.1%):
Banks (1.2%):
Barclays PLC	5,645	30

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Standard Chartered PLC	943	$27
		57
Commercial Services (2.3%):
Aggreko PLC	1,093	26
AMEC PLC	4,461	61
Intertek Group PLC	952	24
		111
Financial Services (0.5%):
Prudential PLC	2,700	24

Food Service (1.2%):
Compass Group PLC	7,235	60

Metals (0.3%):
Antofagasta PLC	873	14

Minerals (0.8%):
BHP Billiton PLC	1,217	37

Oil Companies-Integrated (0.6%):
BP PLC	4,567	29

Semiconductors (1.1%):
ARM Holdings PLC	10,674	55

Software (1.1%):
Autonomy Corp. PLC (b)	2,052	53
		440
United States (41.1%):
Apparel & Footwear (1.5%):
Coach, Inc.	1,962	72

Banks (2.7%):
Bank of America Corp.	5,360	75
JPMorgan Chase & Co.	884	36
PNC Financial Services Group, Inc.	377	22
		133
Beverages (0.9%):
Dr Pepper Snapple Group, Inc.	1,136	43

Chemicals (1.3%):
Huntsman Corp.	2,663	28
The Lubrizol Corp.	404	38
		66
Coal (0.5%):
Walter Energy, Inc.	350	25

Commercial Services (1.6%):
Netflix, Inc. (b)	768	79

Computers & Peripherals (7.6%):
Apple Computer, Inc. (b)	218	56
Computer Sciences Corp.	1,009	46
EMC Corp. (b)	2,941	58
Hewlett-Packard Co.	1,244	57
International Business Machines Corp.	294	38
Teradata Corp. (b)	2,357	75
Western Digital Corp. (b)	1,522	40
		370
Consumer Products (0.5%):
Colgate-Palmolive Co.	285	22

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Cosmetics & Toiletries (1.5%):
Procter & Gamble Co.	1,160	$71

Electronics (1.3%):
General Electric Co.	3,825	62

Financial Services (1.5%):
Goldman Sachs Group, Inc.	481	73

Health Care (0.9%):
Herbalife Ltd.	885	44

Insurance (0.7%):
The Chubb Corp.	631	33

Machine-Diversified (0.7%):
Flowserve Corp.	235	23
Oshkosh Corp. (b)	337	12
		35
Oil & Gas Exploration-Production & Services (0.7%):
Apache Corp.	346	33

Oil Companies-Integrated (0.9%):
Occidental Petroleum Corp.	592	46

Pharmaceuticals (1.7%):
Johnson & Johnson	624	36
Perrigo Co.	869	49
		85
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	201	14

Railroads (0.8%):
CSX Corp.	732	39

Restaurants (2.0%):
McDonald’s Corp.	361	25
Yum! Brands, Inc.	1,696	70
		95
Retail-Apparel/Shoe (1.2%):
Gap, Inc.	1,250	22
Limited Brands, Inc.	1,360	35
		57
Retail-Discount (4.0%):
Dollar Tree, Inc. (b)	3,126	139
TJX Cos., Inc.	1,377	57
		196
Retail-Specialty Stores (1.7%):
AutoZone, Inc. (b)	221	47
PetSmart, Inc.	1,099	34
		81
Semiconductors (0.9%):
Intel Corp.	2,167	45

Software & Computer Services (0.9%):
Microsoft Corp.	1,687	44

Telecommunications-Cellular (0.9%):
NII Holdings, Inc. (b)	1,201	45

Tobacco (1.4%):
Philip Morris International, Inc.	1,321	67

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Toys (0.5%):
Mattel, Inc.	1,046	$22
		1,997
Total Common Stocks (Cost $4,477)		4,455

Exchange Traded Funds (1.0%)
United States (1.0%):
iShares S&P India Nifty 50 Index Fund	1,888	50

Total Exchange Traded Funds (Cost $50)		50

Cash Equivalents (0.4%)
United States (0.4%):
Citibank Money Market Deposit Account, 0.05% (c)	20,763	21

Total Cash Equivalents (Cost $21)		21

Total Investments (Cost $4,548) — 93.2%		4,526

Other assets in excess of liabilities — 6.8%		330

NET ASSETS — 100.0%		$4,856

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at July 31, 2010.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

ADR	American Depositary Receipt

PLC	Public Liability Co.

At July 31, 2010, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
British Pound Sterling	8/3/10	(16)	$(25)	$(25)	$—	(a)
Japanese Yen	8/4/10	(1,979)	$(23)	$(23)	$—	(a)

Total Short Contracts			$(48)	$(48)	$—	(a)

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Long:
Indonesia Rupiah	8/3/10	241,598	$27	$27	$—	(a)
Japanese Yen	8/2/10	1,452	$17	$17	$—	(a)

Total Long Contracts			$44	$44	$—	(a)

(a) Rounds to less than $1.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	July 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.5%)
State Street Bank & Trust Co., 1.85%, 3/15/11	$4,100	$4,135

Total Corporate Bonds (Amortized Cost $4,135)		4,135

U.S. Government Agency Securities (98.0%)
Federal Farm Credit Bank
0.18% (a), 8/25/10	67,314	67,306
0.31% (b), 2/14/11	25,000	25,007
0.78% (b), 2/17/11	75,000	74,996
0.39% (b), 12/21/11	25,000	24,993
Series 2, 0.19% (b), 8/18/10	50,000	50,000
Federal Home Loan Bank
0.60% (a), 8/2/10	110,710	110,710
0.17% (a), 8/11/10	155,000	154,993
0.18% (a), 8/18/10	8,200	8,199
0.50%, 10/25/10 — 11/24/10	22,000	22,000
0.40%, 12/27/10, Callable 8/7/10 @ 100	20,000	20,000
0.22% (b), 5/26/11	25,000	24,973
Series 3, 0.70% (b), 8/4/10	25,000	25,000
Federal Home Loan Mortgage Corp.
0.38% (b), 8/10/10	25,000	24,999
0.46% (b), 8/24/10	15,000	15,001
0.33% (b), 11/7/11	10,000	9,996
0.18% (b), 11/9/11	10,000	9,973
Federal National Mortgage Assoc.
0.19% (a), 9/1/10	15,000	14,998
0.46% (a), 12/27/10	10,000	9,981
Tennessee Valley Authority, 0.17% (a), 8/2/10	100,000	99,999

Total U.S. Government Agency Securities (Amortized Cost $793,124)		793,124

U.S. Treasury Obligations (4.3%)
U.S. Treasury Bills
0.22% (a), 12/2/10	10,000	9,992
0.30% (a), 7/28/11	25,000	24,926

Total U.S. Treasury Obligations (Amortized Cost $34,918)		34,918

Total Investments (Amortized Cost $832,177) (c) — 102.8%		832,177

Liabilities in excess of other assets — (2.8)%		(23,043)

NET ASSETS — 100.0%		$809,134

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	July 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (6.2%)
Bank of Nova Scotia, 0.49% (a), 11/29/10	$12,000	$12,000
Barclays Bank PLC NY, 0.77%, 1/13/11	17,000	17,000
Canadian Imperial Bank of Commerce, 0.39% (a), 11/10/10	10,000	10,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	20,000	20,000
Toronto-Dominon Bank NY
0.27%, 8/18/10	15,000	15,000
0.35% (a), 2/4/11	16,000	16,000

Total Certificates of Deposit (Amortized Cost $90,000)		90,000

Commercial Paper (17.9%)
Australia & New Zealand Banking Group Ltd., 0.53% (a), 12/16/10 (b)	14,500	14,499
Citigroup Funding, Inc., 0.25% (c), 8/3/10	25,000	25,000
Coca-Cola Co., 0.44% (c), 2/28/11 (b)	22,000	21,943
Dexia Delaware LLC, 0.43% (c), 8/5/10	25,000	24,999
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	15,000	14,989
Nordea North America, Inc., 0.47% (c), 1/14/11	25,000	24,946
Shell International Finance BV, 0.55% (c), 2/7/11 (b)	15,000	14,956
Standard Chartered Bank PLC, 0.38% (c), 8/6/10 (b)	25,000	24,999
State Street Corp., 0.70% (c), 12/2/10	13,500	13,468
Straight-A Funding LLC
0.25% (c), 8/13/10 (b)	55,000	54,995
0.40% (c), 9/15/10 (b)	12,023	12,017
0.40% (c), 9/15/10 (b)	2,000	1,999
Walt Disney Co., 0.18% (c), 8/30/10 (b)	12,000	11,998

Total Commercial Paper (Amortized Cost $260,808)		260,808

Corporate Bonds (9.1%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	72,000	72,000
Ballenisles Country Club, 0.35% (a), 12/1/22	10,000	10,000
Citigroup, Inc., 0.57% (a), 8/13/10	16,000	16,001
Goldman Sachs Group, Inc., 6.88%, 1/15/11	15,018	15,448
IBM International Group Capital LLC, 0.77% (a), 6/24/11 (b)	11,000	11,000
State Street Bank & Trust Co., 1.85%, 3/15/11	8,594	8,667

Total Corporate Bonds (Amortized Cost $133,116)		133,116

Municipal Bonds (9.8%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.25% (a), 5/1/22, LOC Dexia Credit Local	20,575	20,575
Series C-5, 0.31% (a), 5/1/22, LOC Dexia Credit Local	14,000	14,000
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.34% (a), 1/1/28, LOC Bank of America N.A.	28,000	28,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	9,300	9,300
Illinois Finance Authority Revenue, Little Co. of Mary Hospital & Health Care Centers, Series B, 0.25% (a), 8/15/35, LOC JPMorgan Chase Bank	300	300
Illinois Finance Authority Revenue, Resurrection Health, Series C, 0.31% (a), 5/15/35, LOC Bank of America N.A.	12,260	12,260
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	7,010	7,144
San Jose Financing Authority Revenue, Series F, 0.30% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.35% (a), 4/1/24, LOC Bank of America N.A., AMT	9,600	9,600

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, 0.31% (a), 5/1/30, LOC JPMorgan Chase Bank	$19,900	$19,900

Total Municipal Bonds (Amortized Cost $142,524)		142,524

Repurchase Agreements (42.2%)
Deutsche Bank Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $225,004, collateralized by U.S. Government Securities, 4.74%, 10/1/31, market value $229,500)	225,000	225,000
Goldman Sachs Group, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $165,303, collateralized by U.S. Government Securities, 4.50%-7.00%, 12/20/34-7/20/40, market value $168,606)	165,300	165,300
RBS Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $225,004, collateralized by U.S. Treasury Securities, 0.88%, 1/31/12, market value $229,501)	225,000	225,000

Total Repurchase Agreements (Amortized Cost $615,300)		615,300

U.S. Government Agency Securities (14.8%)
Federal Home Loan Bank
0.40%, 12/27/10, Callable 8/7/10 @ 100	45,000	45,000
0.50%, 10/25/10	25,000	25,000
0.75%, 6/21/11, Callable 9/9/10 @ 100	12,800	12,807
Series 1, 0.75%, 6/24/11, Callable 9/10/10 @ 100	57,025	57,025
Federal Home Loan Mortgage Corp.
0.18% (a), 11/9/11	20,000	19,946
0.33% (a), 11/7/11	20,000	19,992
0.46% (a), 8/24/10	15,000	15,001
Federal National Mortgage Assoc., 0.46% (c), 12/27/10	20,000	19,962

Total U.S. Government Agency Securities (Amortized Cost $214,733)		214,733

Total Investments (Amortized Cost $1,456,481) — 100.0%		1,456,481

Other assets in excess of liabilities — 0.0%		444

NET ASSETS — 100.0%		$1,456,925

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

AMT	Subject to alternative minimum tax

LLC	Limited Liability Co.

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (88.9%)(a)
Australia (1.6%):
Commercial Services (0.5%):
Leighton Holdings Ltd.	11,363	$304

Mining (1.1%):
Rio Tinto Ltd.	9,755	625
		929
Austria (2.6%):
Banks (1.7%):
Erste Group Bank AG	23,519	944

Steel (0.9%):
Voestalpine AG	16,817	538
		1,482
Belgium (2.7%):
Beverages (1.8%):
Anheuser-Busch InBev NV	19,751	1,046

Wire & Cable Products (0.9%):
Bekaert NV	2,457	534
		1,580
Bermuda (2.1%):
Financial Services (2.1%):
Credicorp Ltd.	12,281	1,200

Brazil (3.2%):
Banks (0.5%):
Banco Bradesco SA, Sponsored ADR	15,263	284

Financial Services (0.6%):
CETIP SA	38,395	317

Minerals (0.9%):
Vale SA, Sponsored ADR	19,509	542

Oil & Gas Exploration-Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	8,982	327

Pharmaceuticals (0.3%):
Hypermarcas SA (b)	12,000	157

Steel (0.3%):
Usinas Siderurgicas de Minas Gerais SA, Class A	6,800	191
		1,818
Cayman Islands (0.8%):
Health Care (0.8%):
Hengan International Group Co. Ltd.	53,000	456

China (2.0%):
Auto Parts & Equipment (1.0%):
Dongfeng Motor Group Co. Ltd., Class H	432,000	602

Pharmaceuticals (1.0%):
Sinopharm Medicine Holding Co. Ltd., Class H	154,000	577
		1,179
Colombia (0.7%):
Banks (0.7%):
Bancolombia SA, Sponsored ADR	7,122	417

Denmark (2.9%):
Engineering (0.8%):
FLSmidth & Co. A/S	6,561	466

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Pharmaceuticals (2.1%):
Novo Nordisk A/S, Class B	14,153	$1,209
		1,675
Egypt (0.7%):
Banks (0.7%):
Commercial International Bank	57,208	395

Finland (1.9%):
Electric Integrated (0.4%):
Fortum Oyj	10,570	246

Insurance (0.7%):
Sampo Oyj	17,078	417

Machine-Diversified (0.8%):
Metso Corp.	11,739	463
		1,126
France (4.2%):
Banks (1.4%):
BNP Paribas	11,833	809

Insurance (1.0%):
AXA SA	31,532	579

Power (0.9%):
Schneider Electric SA	4,431	511

Steel (0.9%):
Vallourec SA	5,674	551
		2,450
Germany (6.7%):
Aerospace/Defense (1.1%):
MTU Aero Engines Holding AG	10,363	604

Automotive (1.5%):
Bayerische Motoren Werke AG	7,378	397
Tognum AG	24,092	483
		880
Chemicals (2.2%):
BASF SE	5,320	309
Bayer AG	10,932	629
Lanxess AG	6,594	318
		1,256
Insurance (1.9%):
Allianz SE	5,192	600
Hannover Rueckversicherung AG	10,399	501
		1,101
		3,841
Hong Kong (0.8%):
Oil & Gas Exploration-Production & Services (0.8%):
CNOOC Ltd.	285,000	479

India (3.2%):
Banks (2.7%):
Punjab National Bank Ltd.	69,653	1,586

Building Materials (0.5%):
Grasim Industries Ltd.	7,171	284
		1,870

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (1.8%):
Banks (1.8%):
PT Bank Danamon	479,000	$287
PT Bank Rakyat	657,000	726
		1,013
		1,013
Israel (1.8%):
Pharmaceuticals (1.0%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	11,874	580

Telecommunications (0.8%):
Bezeq Israeli Telecommunication Corp. Ltd.	209,835	467
		1,047
Italy (0.5%):
Media (0.5%):
Mediaset SpA	41,186	265
		265
Japan (8.6%):
Automotive (1.3%):
Nissan Motor Co. Ltd. (b)	94,000	719

Building Materials (0.5%):
Asahi Glass Co. Ltd.	26,000	263

Electrical Components & Equipment (0.5%):
Mitsubishi Electric Corp.	33,000	289

General (0.4%):
Itochu Corp.	32,400	251

Internet Business Services (0.5%):
DeNA Co. Ltd.	10,700	296

Machinery-Construction & Mining (0.9%):
Komatsu Ltd.	24,600	519

Manufacturing-Diversified (0.7%):
Mitsubishi Corp.	17,500	380

Office Equipment & Supplies (2.1%):
CANON, Inc.	27,400	1,186

Real Estate Services (0.7%):
Daito Trust Construction Co., Ltd.	7,500	407

Retail (0.5%):
Lawson, Inc.	6,800	312

Steel (0.5%):
JFE Holdings, Inc.	10,100	311
		4,933
Jersey (0.7%):
Oilfield Services & Equipment (0.7%):
Petrofac Ltd.	20,944	411

Luxembourg (2.5%):
Cosmetics & Toiletries (0.7%):
L’Occitane International SA (b)	176,500	387

Steel (0.6%):
ArcelorMittal	12,174	371

Telecommunications-Cellular (1.2%):
Millicom International Cellular SA	7,101	662
		1,420

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (1.3%):
Banks (0.8%):
Grupo Financiero Banorte S.A.B. de C.V.	114,300	$444

Metals (0.5%):
Grupo Mexico S.A.B. de C.V., Series B	107,500	285
		729
Netherlands (0.5%):
Retail-Food (0.5%):
Koninklijke Ahold NV	21,024	270

Norway (0.9%):
Oil Companies-Integrated (0.9%):
StatoilHydro ASA	25,700	520

Russian Federation (0.5%):
Telecommunications (0.5%):
Mobile TeleSystems, Sponsored ADR	13,836	307

Singapore (1.3%):
Manufacturing-Diversified (0.7%):
Keppel Corp. Ltd.	56,000	384

Shipbuilding (0.6%):
SembCorp Marine Ltd.	116,000	342
		726
Spain (0.7%):
Engineering (0.7%):
Tecnicas Reunidas SA	7,670	397

Sweden (2.1%):
Household Goods-Appliances, Furnishings & Electronics (0.6%):
Electrolux AB, Series B	16,172	362

Manufacturing-Diversified (0.8%):
Atlas Copco AB, A shares	26,877	440

Retail-Apparel/Shoe (0.7%):
Hennes & Mauritz AB	12,450	392
		1,194
Switzerland (5.7%):
Chemicals (0.7%):
Clariant AG (b)	32,003	424

Engineering (0.8%):
ABB Ltd.	23,621	478

Financial Services (1.9%):
Credit Suisse Group AG	11,521	525
Zurich Financial Services AG	2,433	568
		1,093
Food Processing & Packaging (1.8%):
Nestle SA	20,856	1,031

Pharmaceuticals (0.5%):
Roche Holding AG	2,058	268
		3,294
Taiwan (0.5%):
Computers & Peripherals (0.5%):
HTC Corp.	15,750	290

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Thailand (1.4%):
Banks (0.6%):
Krung Thai Bank Public, Co. Ltd.	870,000	$351

Food Service (0.8%):
Charoen Pokphand Foods Public Co. Ltd.	629,500	471
		822
Turkey (2.2%):
Automotive Parts (0.9%):
Koc Holding AS	129,317	512

Banks (1.3%):
Turkiye Garanti Bankasi A.S.	95,659	497
Turkiye Halk Bankasi A.S.	32,973	268
		765
		1,277
United Kingdom (16.9%):
Banks (2.1%):
Barclays PLC	85,017	444
Standard Chartered PLC	26,488	766
		1,210
Commercial Services (2.3%):
Aggreko PLC	16,372	394
AMEC PLC	48,832	669
Intertek Group PLC	11,387	282
		1,345
Financial Services (1.2%):
Prudential PLC	82,243	717

Food Service (1.9%):
Compass Group PLC	130,204	1,084

Human Resources (0.5%):
Hays PLC	194,320	276

Manufacturing-Diversified (1.0%):
IMI PLC	48,936	549

Metals (0.8%):
Antofagasta PLC	30,984	482

Minerals (1.5%):
BHP Billiton PLC	27,452	843

Oil Companies-Integrated (1.3%):
BP PLC	115,784	741

Retail-Apparel/Shoe (1.2%):
Next PLC	20,070	678

Semiconductors (1.4%):
ARM Holdings PLC	162,583	837

Software (1.0%):
Autonomy Corp. PLC (b)	21,982	568

Tobacco (0.7%):
British American Tobacco PLC	11,978	413
		9,743
United States (2.9%):
Health Care (0.8%):
Herbalife Ltd.	9,233	459

Telecommunications-Cellular (1.4%):
NII Holdings, Inc. (b)	21,253	796

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Tobacco (0.7%):
Philip Morris International, Inc.	8,231	$420
		1,675
Total Common Stocks (Cost $43,206)		51,230

Exchange Traded Funds (4.1%)
Japan (1.2%):
Nikkei 225	6,414	708

United States (2.9%):
iShares MSCI Japan Index Fund	169,605	1,633

Total Exchange Traded Funds (Cost $2,222)		2,341

Cash Equivalents (2.1%)
United States (2.1%):
Citibank Money Market Deposit Account, 0.05% (c)	1,221,170	1,221

Total Cash Equivalents (Cost $1,221)		1,221

Total Investments (Cost $46,649) — 95.1%		54,792

Other assets in excess of liabilities — 4.9%		2,844

NET ASSETS — 100.0%		$57,636

(a)	All securities, except those traded on United States (e.g., ADRs) or Canadian exchanges, were fair valued at July 31, 2010.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

ADR	American Depositary Receipt

PLC	Public Liability Co.

At July 31, 2010 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
British Pound Sterling	8/3/10	(423)	$(658)	$(664)	$(5)
Japanese Yen	8/4/10	(51,161)	$(592)	$(592)	$(1)

Total Short Contracts			$(1,250)	$(1,256)	$(6)

Long:
Hong Kong Dollar	8/3/10	1,115	$144	$144	$— (a)
Indonesia Rupiah	8/3/10	3,120,646	$349	$349	$— (a)
Japanese Yen	8/2/10	25,890	$296	$300	$4
Total Long Contracts			$789	$793	$4

(a) Rounds to less than $1.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (91.6%)
Australia (1.6%):
Mining (1.6%):
Rio Tinto Ltd.	14,297	$916

Austria (3.3%):
Banks (1.9%):
Erste Group Bank AG	26,219	1,052
		1,052

Steel (1.4%):
Voestalpine AG	25,590	819
		1,871

Belgium (2.1%):
Beverages (2.1%):
Anheuser-Busch InBev NV	22,216	1,176

Bermuda (2.7%):
Financial Services (2.7%):
Credicorp Ltd.	15,423	1,507

Brazil (4.2%):
Banks (0.9%):
Banco Bradesco SA, Sponsored ADR	26,032	485

Financial Services (0.7%):
CETIP SA	50,225	415

Minerals (1.7%):
Vale SA, Sponsored ADR	33,968	944

Oil & Gas Exploration-Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	9,900	360

Pharmaceuticals (0.3%):
Hypermarcas SA (b)	12,000	157
		2,361

Cayman Islands (1.4%):
Health Care (1.4%):
Hengan International Group Co. Ltd.	90,000	775

China (3.2%):
Auto Parts & Equipment (1.7%):
Dongfeng Motor Group Co. Ltd., Class H	708,000	986

Pharmaceuticals (1.5%):
Sinopharm Medicine Holding Co. Ltd., Class H	222,800	835
		1,821

Denmark (2.4%):
Pharmaceuticals (2.4%):
Novo Nordisk A/S, Class B	15,877	1,357

Egypt (1.4%):
Banks (1.4%):
Commercial International Bank	117,620	813

Finland (1.5%):
Machine-Diversified (1.5%):
Metso Corp.	22,158	874

France (4.0%):
Banks (2.1%):
BNP Paribas	17,312	1,184

Steel (1.9%):
Vallourec SA	11,155	1,082
		2,266

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Germany (6.8%):
Aerospace/Defense (1.9%):
MTU Aero Engines Holding AG	18,072	$1,052

Automotive (2.3%):
Bayerische Motoren Werke AG	11,732	632
Tognum AG	33,645	674
		1,306

Chemicals (2.6%):
BASF SE	9,636	561
Bayer AG	15,666	901
		3,820

Hong Kong (1.4%):
Oil & Gas Exploration-Production & Services (1.4%):
CNOOC Ltd.	471,000	792

India (3.8%):
Banks (3.8%):
Punjab National Bank Ltd.	94,899	2,167

Indonesia (2.0%):
Banks (2.0%):
PT Bank Rakyat	1,030,000	1,138

Israel (1.5%):
Pharmaceuticals (1.5%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	17,572	858

Japan (6.7%):
Automotive (1.7%):
Nissan Motor Co. Ltd. (b)	129,100	987

Manufacturing-Diversified (1.7%):
Mitsubishi Corp.	43,200	938

Office Equipment & Supplies (2.6%):
CANON, Inc.	34,200	1,480

Steel (0.7%):
JFE Holdings, Inc.	12,800	395
		3,800

Luxembourg (3.1%):
Cosmetics & Toiletries (1.2%):
L’Occitane International SA (b)	300,250	658

Telecommunications-Cellular (1.9%):
Millicom International Cellular SA	11,872	1,107
		1,765

Mexico (2.5%):
Banks (1.1%):
Grupo Financiero Banorte S.A.B. de C.V.	149,500	581

Metals (1.4%):
Grupo Mexico S.A.B. de C.V., Series B	302,700	802
		1,383

Norway (1.6%):
Oil Companies-Integrated (1.6%):
StatoilHydro ASA	44,250	895

Russian Federation (1.0%):
Telecommunications (1.0%):
Mobile TeleSystems, Sponsored ADR	25,960	576

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Singapore (1.3%):
Shipbuilding (1.3%):
SembCorp Marine Ltd.	241,000	$711

Spain (1.1%):
Engineering (1.1%):
Tecnicas Reunidas SA	12,024	622

Sweden (0.9%):
Manufacturing-Diversified (0.9%):
Atlas Copco AB, A shares	29,521	483

Switzerland (5.1%):
Chemicals (1.4%):
Clariant AG (b)	60,739	805

Financial Services (1.8%):
Credit Suisse Group AG	21,846	995

Food Processing & Packaging (1.9%):
Nestle SA	22,339	1,105
		2,905

Taiwan (1.0%):
Computers & Peripherals (1.0%):
HTC Corp.	31,500	580

Thailand (1.1%):
Food Service (1.1%):
Charoen Pokphand Foods Public Co. Ltd.	821,200	614

Turkey (1.8%):
Banks (1.8%):
Turkiye Garanti Bankasi A.S.	190,023	987

United Kingdom (16.9%):
Banks (2.9%):
Barclays PLC	104,195	544
Standard Chartered PLC	38,251	1,106
		1,650

Commercial Services (3.4%):
Aggreko PLC	24,682	595
AMEC PLC	74,968	1,027
Intertek Group PLC	11,158	276
		1,898

Financial Services (1.3%):
Prudential PLC	80,988	706

Food Service (2.6%):
Compass Group PLC	176,632	1,471

Oil Companies-Integrated (1.3%):
BP PLC	113,459	727

Retail-Apparel/Shoe (1.8%):
Next PLC	30,286	1,023

Semiconductors (2.1%):
ARM Holdings PLC	230,227	1,185

Software (1.5%):
Autonomy Corp. PLC (b)	33,510	866
		9,526

United States (4.2%):
Health Care (1.2%):
Herbalife Ltd.	13,027	647

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Telecommunications-Cellular (1.7%):
NII Holdings, Inc. (b)	26,092	$977

Tobacco (1.3%):
Philip Morris International, Inc.	14,536	742
		2,366

Total Common Stocks (Cost $43,352)		51,725

Exchange Traded Funds (1.5%)
Japan (1.5%):
Nikkei 225	7,407	817

Total Exchange Traded Funds (Cost $891)		817

Cash Equivalents (1.8%)
United States (1.8%):
Citibank Money Market Deposit Account, 0.05% (c)	1,036,489	1,036

Total Cash Equivalents (Cost $1,036)		1,036

Total Investments (Cost $45,279) — 94.9%		53,578

Other assets in excess of liabilities — 5.1%		2,882

NET ASSETS — 100.0%		$56,460

(a)	All securities, except those traded on United States (e.g., ADRs) or Canadian exchanges, were fair valued at July 31, 2010.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

ADR	American Depositary Receipt

PLC	Public Liability Co.

At July 31, 2010, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
British Pound Sterling	8/3/10	(91)	$(142)	$(143)	$(1)
Japanese Yen	8/4/10	(60,865)	$(704)	$(705)	$(1)
Total Short Contracts			$(846)	$(848)	$(2)

Long:
Hong Kong Dollar	8/3/10	1,098	$141	$141	$—	(a)
Indonesia Rupiah	8/3/10	10,368,599	$1,159	$1,158	$—	(a)
Total Long Contracts			$1,300	$1,299	$—	(a)

(a) Rounds to less than $1.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (0.4%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$110	$110

Total Commercial Paper (Cost $110)		110

Convertible Corporate Bonds (79.0%)
Audio & Video Products (0.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	98	118

Banks (1.9%):
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 12/11/35 (d)	560	553

Beverages (1.1%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	280	308

Building-Residential & Commercial (1.6%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (d)	265	460

Computers & Peripherals (5.6%):
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13 (e)	165	222
1.75%, 12/1/13	880	1,186
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14 (e)	185	204
		1,612

Consumer Products (3.5%):
BorgWarner, Inc., Convertible Subordinated Notes, 3.50%, 4/15/12	195	277
Newell Rubbermaid, Inc., Convertible Subordinated Notes, 5.50%, 3/15/14	240	460
Wyndham Worldwide Corp., Convertible Subordinated Notes, 3.50%, 5/1/12	125	256
		993

Entertainment (2.2%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (d)	586	626

Financial Services (4.7%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (d)	585	579
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	135	151
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	435	440
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (e)	135	161
		1,331

Health Care (9.8%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26 (d)	435	488
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,060	1,063
Life Technologies Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/15/12 @ 100	190	205
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (e)	840	845
1.63%, 4/15/13	200	201
		2,802

Machinery-Diversified (3.8%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	165	352
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (c), 5/17/12	275	297

See notes to schedules of investments.

Security Description	Principal Amount	Value
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	$260	$446
		1,095

Manufacturing-Miscellaneous (8.0%):
3M Co., Convertible Subordinated Notes, 0.00% (c), 11/21/32 (d)	825	754
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	350	653
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (f)	390	436
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	130	159
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (e)	105	100
Thermo Fisher Scientific, Inc., Convertible Subordinated Notes, 3.25%, 3/1/24 (d)	155	183
		2,285

Metals (1.4%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	295	401

Mining (3.1%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	46
1.63%, 7/15/17 (e)(f)	630	847
		893

Oil & Gas Exploration-Production & Services (4.8%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	415	409
Transocean, Inc., Convertible Subordinated Notes
Series B, 1.50%, 12/15/37 (d)	650	598
Series C, 1.50%, 12/15/37 (d)	425	369
		1,376

Oilfield Services & Equipment (2.5%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	585	728

Pharmaceuticals (5.9%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (f)	612	528
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes Series C
0.25%, 2/1/26 (d)	700	808
1.75%, 2/1/26 (d)	305	340
		1,676

Railroads (0.9%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (f)	140	262

Real Estate Investment Trusts (8.3%):
Boston Properties LP, Convertible Subordinated Notes
3.63%, 2/15/14 (e)	180	185
2.88%, 2/15/37, Callable 2/20/12 @ 100	75	75
Duke Realty LP, Convertible Subordinated Notes, 3.75%, 12/1/11 (e)	80	80
ERP Operating LP, Convertible Subordinated Notes, 3.85%, 8/15/26, Callable 8/18/11 @ 100	345	354
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 12/1/11 @ 100	200	218
4.75%, 7/15/27, Callable 7/15/12 @ 100	285	308
ProLogis Trust, Convertible Subordinated Notes
3.25%, 3/15/15	195	189
2.25%, 4/1/37 (d)	695	665

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (d)	$255	$287
		2,361

Retail-Specialty Stores (2.0%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (f)	555	584

Semiconductors (4.3%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (f)	1,040	1,031
3.25%, 8/1/39 (e)(f)	165	195
		1,226

Software & Computer Services (3.2%):
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (e)	310	317
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	295	300
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17 (e)	260	286
		903

Total Convertible Corporate Bonds (Cost $20,892)		22,593

Convertible Preferred Stocks (20.3%)
Consumer Products (3.3%):
Archer Daniels Midland Co., 6.25%	24,800	953

Energy (1.0%):
Apache Corp., Series D, 6.00%	910	49
Chesapeake Energy Corp., 4.50%	1,700	140
PPL Corp., 9.50%	1,500	83
		272

Financial Services (9.2%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	5,510	289
Newell Financial Trust I, 5.25% (d)	15,000	549
Reinsurance Group America, Inc., 5.75%	5,924	371
Wells Fargo & Co., Series L, Class A, 7.50%	1,445	1,409
		2,618

Pharmaceuticals (2.8%):
Schering-Plough Corp., 6.00%	3,250	800

Savings & Loans (4.0%):
New York Community Capital Trust V, 6.00%	14,800	726
Sovereign Capital Trust IV, 4.38%	13,024	425
		1,151

Total Convertible Preferred Stocks (Cost $5,233)		5,794

Total Investments (Cost $26,235) — 99.7%		28,497

Other assets in excess of liabilities — 0.3%		100

NET ASSETS — 100.0%		$28,597

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 20 days notice.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(d)	Continuously callable with 30 days notice.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Continuously callable with 15 days notice.

LLC	Limited Liability Co.

LP	Limited Partnership

REIT	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.4%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$2,830	$2,830

Total Commercial Paper (Amortized Cost $2,830)		2,830

Common Stocks (96.2%)
Aerospace/Defense (2.5%):
Rockwell Collins, Inc.	36,700	2,098

Banks (0.8%):
JPMorgan Chase & Co.	15,500	624

Brokerage Services (2.2%):
Charles Schwab Corp.	125,000	1,849

Chemicals (1.6%):
Potash Corp. of Saskatchewan, Inc.	13,000	1,363

Commercial Services (3.1%):
Netflix, Inc. (b)	24,800	2,543

Computers & Peripherals (7.5%):
Apple Computer, Inc. (b)	24,400	6,277

E-Commerce & Services (4.2%):
Amazon.com, Inc. (b)	19,100	2,252
Priceline.com, Inc. (b)	5,550	1,245
		3,497

Financial Services (3.8%):
MasterCard, Inc., Class A	15,000	3,151

Hotels & Motels (2.0%):
Starwood Hotels & Resorts Worldwide, Inc.	34,600	1,676

Internet Business Services (7.1%):
Google, Inc., Class A (b)	7,000	3,394
Juniper Networks, Inc. (b)	89,000	2,473
		5,867

Medical Services (3.6%):
Express Scripts, Inc. (b)	66,000	2,982

Medical Supplies (3.4%):
Intuitive Surgical, Inc. (b)	8,500	2,791

Oil & Gas Exploration-Production & Services (0.3%):
Petroleo Brasileiro SA, Sponsored ADR	7,000	255

Oilfield Services & Equipment (2.9%):
Schlumberger Ltd.	41,000	2,446

Pharmaceuticals (12.6%):
Allergan, Inc.	54,500	3,328
Celgene Corp. (b)	53,000	2,923
Perrigo Co.	39,500	2,212
Teva Pharmaceutical Industries Ltd., Sponsored ADR	42,000	2,052
		10,515

Railroads (3.8%):
Union Pacific Corp.	41,800	3,121

Retail (4.7%):
Target Corp.	76,500	3,926

Retail-Specialty Stores (3.2%):
Lowe’s Cos., Inc.	127,000	2,634

See notes to schedules of investments.

Security Description	Shares	Value
Semiconductors (6.5%):
ARM Holdings PLC, Sponsored ADR	195,000	$3,013
Cree, Inc. (b)	34,000	2,408
		5,421

Software & Computer Services (14.5%):
Citrix Systems, Inc. (b)	35,000	1,926
Cognizant Technology Solutions Corp., Class A (b)	68,000	3,710
F5 Networks, Inc. (b)	33,000	2,898
Microsoft Corp.	137,000	3,536
		12,070

Telecommunications-Services & Equipment (2.4%):
QUALCOMM, Inc.	53,500	2,037

Transportation Services (3.5%):
Expeditors International of Washington, Inc.	68,500	2,921

Total Common Stocks (Cost $61,881)		80,064

Total Investments (Cost $64,711) — 99.6%		82,894

Other assets in excess of liabilities — 0.4%		316

NET ASSETS — 100.0%		$83,210

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.5%)
Alabama (4.6%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$500	$521
Alabama State University Revenue, 4.00%, 9/1/19, Insured by Assured Guaranty	830	887
Birmingham Waterworks Board Water Revenue, Series A
4.38%, 1/1/25, Callable 1/1/19 @ 100, Insured by Assured Guaranty	500	514
4.63%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	400	412
Jacksonville State University Revenue
3.00%, 12/1/14, Insured by Assured Guaranty	750	790
4.00%, 12/1/15, Insured by Assured Guaranty	450	488
Mobile Public Educational Building Authority Revenue, Series A, 4.75%, 3/1/29, Callable 3/1/18 @ 100, Insured by Assured Guaranty	1,625	1,676
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,105
		6,393

Alaska (1.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A
4.50%, 4/1/15, AGM	2,000	2,138
5.13%, 4/1/19, AGM	500	548
		2,686

Arizona (7.2%):
Arizona State Certificates
Series B, 3.00%, 10/1/18, AGM	3,000	3,009
Series A, 4.00%, 10/1/19, AGM	1,000	1,052
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	277
4.00%, 7/1/12	540	567
4.50%, 7/1/15	200	218
Maricopa County Fowler Elementary School District Number 45, School Improvement Project of 2006, Series C, GO
3.00%, 7/1/16, AGM	1,150	1,172
3.00%, 7/1/17, AGM	1,325	1,328
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	582
Pima County Metropolitan Domestic Water Improvement District Water Revenue, 3.00%, 1/1/16, AGM	1,665	1,736
		9,941

California (18.9%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	4,575	5,229
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	425	436
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM (a)	1,500	1,527
Escondido Union High School Certificates, 5.00%, 6/1/33, Callable 6/1/20 @ 100, AGM	1,000	1,001
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	522
Gold Oak Unified School District, Series A, GO
5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	275
5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	630
Hartnell Community College District, Series B, GO, 5.00%, 6/1/31, Callable 6/1/16 @ 100, AGM	860	878

See notes to schedules of investments.

Security Description	Principal Amount	Value
Hawthorne School District, GO, 5.00%, 8/1/34, Callable 8/1/19 @ 100, Insured by Assured Guaranty	$750	$751
Hemet Unified School District, GO, 4.25%, 8/1/24, Callable 8/1/20 @ 100, AGM	1,485	1,492
Lake Elsinore Unified School District Certificates, School Facilities Project, 5.00%, 6/1/35, Callable 6/1/20 @ 100, AGM	1,855	1,850
Pittsburg Unified School District Certificates, 2001 Financing Project
4.00%, 6/1/16, Insured by Assured Guaranty	825	871
5.00%, 6/1/30, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,500	1,507
Pleasanton Unified School District Certificates, 5.00%, 8/1/29, Callable 8/1/20 @ 100, AGM	500	505
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,313
Victor Elementary School District, Series A, GO
4.00%, 8/1/17, AGM	650	701
4.00%, 8/1/18, AGM	500	536
5.13%, 8/1/34, AGM	2,000	2,043
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	3,000	3,045
Woodland Joint Unified School District, GO, 3.00%, 8/1/17, Insured by Assured Guaranty	905	940
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	200	198
		26,250

Colorado (0.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	500	523
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	536
		1,059

Florida (8.8%):
Florida State Board of Education, GO
Series C, 5.00%, 6/1/16	3,065	3,576
Series 2008-C, 5.00%, 6/1/16	4,270	4,982
Orlando & Orange County Expressway Authority Revenue, Series B, 4.38%, 7/1/26, Callable 7/1/20 @ 100, AGM	1,135	1,144
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,588
Port St. Lucie Utility Revenue, 4.50%, 9/1/25, Callable 9/1/18 @ 100, Insured by Assured Guaranty	975	1,000
		12,290

Georgia (1.6%):
Spalding County, GO
3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,070
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,111
		2,181

Illinois (7.2%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM	1,000	1,103
Illinois State, GO
5.00%, 1/1/16, AGM	5,000	5,479
Series B, 3.00%, 6/15/17	150	151
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	2,000	2,159

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	$1,000	$1,049
		9,941

Indiana (2.2%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, AGM/State Aid Withholding	250	281
4.50%, 7/15/17, AGM/State Aid Withholding	250	281
Fort Wayne Economic Development Income Tax Revenue, 5.00%, 12/1/28, Callable 6/1/19 @ 100, Insured by Assured Guaranty	500	522
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,635
Jeffersonville Industrial Sewage Works Revenue, 3.63%, 1/1/17, AGM	390	411
		3,130

Kansas (2.3%):
Junction City, Series DW, GO
3.00%, 9/1/17, AGM	1,200	1,244
4.50%, 9/1/31, Callable 9/1/20 @ 100, AGM	285	284
Wichita Hospital Revenue, VIA Christi Health System, Inc.
3.00%, 11/15/11	500	512
4.00%, 11/15/12	650	687
4.00%, 11/15/18	500	512
		3,239

Kentucky (0.4%):
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A
3.25%, 9/1/18, AGM	270	274
3.50%, 9/1/19, AGM	325	333
		607

Maine (1.1%):
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	728
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	743
		1,471

Massachusetts (1.1%):
Springfield Water & Sewer Commission Revenue, Series A, 5.00%, 10/15/10, Insured by Assured Guaranty	475	480
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	1,000	1,045
		1,525

Michigan (0.6%):
Ferris State University Revenue, 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	830	881

Minnesota (1.5%):
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems Revenue, Children’s Health Care, Series B, 4.00%, 8/15/16, AGM	350	374
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	1,250	1,363
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	362
		2,099

See notes to schedules of investments.

Security Description	Principal Amount	Value
Missouri (0.6%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	$250	$268
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	548
		816

Nevada (5.0%):
Lyon County School District Improvement, Series B, GO, 4.50%, 6/1/30, Callable 6/1/20 @ 100, AGM (b)	450	440
Nevada State, Series E, GO, 5.00%, 3/1/16, AGM	4,000	4,612
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,829
		6,881

New Jersey (3.2%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	550
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,430
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	950	1,033
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	1,000	1,036
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center, 4.00%, 7/1/11	400	410
		4,459

New York (4.0%):
Amherst Development Corp. Student Housing Facility Revenue, Series A, 3.25%, 10/1/17, AGM	500	512
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	1,000	1,082
Rockland County, GO, 3.00%, 5/1/16, Insured by Assured Guaranty	2,000	2,109
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	450	463
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,423
		5,589

North Carolina (2.7%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	786
North Carolina State, Series A, GO, 5.00%, 3/1/16 (a)	2,500	2,956
		3,742

Ohio (4.1%):
Harrison, GO
5.45%, 12/1/10, NATL-RE/FGIC	150	152
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	255
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,020
Ohio State, Series A, GO, 2.25%, 9/15/12	250	260
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,037
State Water Development Authority Water Pollution Control Revenue, 2.50%, 12/1/15	450	474
University of Toledo Revenue, Series A, 3.00%, 6/1/14	2,395	2,517
		5,715

Pennsylvania (6.8%):
Delaware River Port Authority PA & NJ Revenue, Series D, 5.00%, 1/1/40, Callable 1/1/20 @ 100, Insured by Assured Guaranty	2,000	2,056

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	$500	$539
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	532
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC/State Aid Withholding	250	251
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,178
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, NATL-RE	250	255
Philadelphia Water & Wastewater Revenue
Series A, 3.00%, 6/15/16, AGM	825	854
Series C, 5.00%, 8/1/40, Callable 8/1/20 @ 100, AGM (b)	1,000	1,019
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	117
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,169
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, AGM	1,440	1,505
		9,475

South Carolina (0.3%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	369

Texas (9.1%):
Bexar County, GO, Series A, 4.75%, 6/15/33, Callable 6/15/19 @ 100	1,000	1,035
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	992
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,750
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty	750	797
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	706
Katy Independent School District, GO, Series A, 4.00%, 2/15/16, PSF-GTD	500	560
Laredo Community College District Revenue
5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	1,125	1,152
5.25%, 8/1/35, Callable 8/1/20 @ 100, AGM	625	649
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,713
Texas Woman’s University Financing System Revenue, 5.00%, 7/1/28, Callable 7/1/18 @ 100, AGM	250	265
		12,619

Washington (0.9%):
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, AGM/School Board Guaranteed	1,115	1,221

West Virginia (0.6%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	825

Total Municipal Bonds (Cost $128,376)		135,404

Investment Companies (1.3%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.14% (c)	1,000,000	1,000

See notes to schedules of investments.

Fidelity Institutional Tax Exempt Fund, 0.09% (c)	872,330	$872

Total Investment Companies (Cost $1,872)		1,872

Total Investments (Cost $130,248) — 98.8%		137,276

Other assets in excess of liabilities — 1.2%		1,626

NET ASSETS — 100.0%		$138,902

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

GO	General Obligation

NATL-RE	Insured by National Reinsurance Corp.

PSF-GTD	Permanent School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.4%)
General Obligations (48.3%):
County, City & Special District (10.0%):
Cincinnati, Series A
3.00%, 12/1/17	$105	$110
4.50%, 12/1/29, Callable 6/1/19 @ 100	450	464
Cleveland, 5.75%, 8/1/12, MBIA	875	959
Columbus, Series A, 2.00%, 6/1/16 (a)	1,000	1,013
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	252
Greene County
4.50%, 12/1/35, Callable 12/1/20 @ 100	810	816
4.63%, 12/1/39, Callable 12/1/20 @100	570	570
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,247
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	531
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	838
Summit County, Series R
5.50%, 12/1/13, FGIC	250	288
5.50%, 12/1/16, FGIC	535	643
5.50%, 12/1/17, FGIC	930	1,125
5.50%, 12/1/18, FGIC	1,095	1,331
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,475
Warren County Special Assessment, 6.55%, 12/1/14	450	503
		12,165

Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	694

Public Improvements (4.5%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	524
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	212
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	400
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	556
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,356
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	444
		5,492

Schools & Educational Services (32.5%):
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	514
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC (b)	1,145	1,339
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,455
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,864
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	991
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, AGM	355	374
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	520
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,039
3.75%, 12/1/17, AGM	1,245	1,353
4.75%, 12/1/21, AGM	1,455	951
4.95%, 12/1/23, AGM	1,455	850
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,136
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,282
6.15%, 12/1/16, State Aid Withholding	600	741
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, AGM	1,500	1,527

See notes to schedules of investments.

Security Description	Principal Amount	Value
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	$1,575	$1,696
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,048
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,357
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	237
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	657
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	746
Milford Exempt Village School District, School Improvement
4.75%, 12/1/26, Callable 6/1/17 @ 100, AGM	500	519
5.50%, 12/1/30, AGM	325	389
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,410
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,531
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,541
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,541
Ohio Schools, Series A, 4.00%, 9/15/18	3,000	3,354
Sidney City School District, 4.70%, 12/1/11, FGIC	200	211
Sylvania City School District, School Improvement
4.00%, 12/1/17, Insured by Assured Guaranty	1,040	833
5.00%, 12/1/32, Callable 6/1/17 @ 100, Insured by Assured Guaranty	2,000	2,083
Vandalia Butler City School District, School Improvement, 5.00%, 12/1/29, Callable 6/1/19 @ 100	1,000	1,063
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,424
		39,607

Utilities (Sewers, Telephone, Electric) (0.7%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	225	255
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	625
		880
		58,838

Revenue Bonds (50.1%):
Hospitals, Nursing Homes & Health Care (19.3%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	500	506
5.00%, 1/1/14	430	456
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A
4.75%, 6/1/35, Callable 6/1/15 @ 100	1,390	1,350
5.00%, 6/1/38, Callable 6/1/20 @ 100	5,590	5,594
Series B
4.13%, 9/1/20	1,200	1,210
4.75%, 9/1/27, Callable 9/1/20 @ 100	2,745	2,726
Franklin County Hospital Revenue, Nationwide Children’s Hospital, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,528
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,447
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, AGM	250	254
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	1,025
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,793
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,340	2,392
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	531

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Hospital Facility Revenue, Cleveland Clinic Foundation, Series A, 5.50%, 1/1/39, Callable 1/1/19 @ 100	$2,500	$2,652
		23,464

Housing (6.4%):
Hamilton County Student Housing Revenue
5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	2,610	2,688
4.75%, 6/1/39, Callable 6/1/20 @ 100, AGM	1,250	1,242
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, AGM	695	714
5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,190
		7,834

Public Improvements (2.0%):
Cleveland Airport System Revenue, Series C, 4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,087
Greene County, Sewer System Revenue
3.50%, 12/1/19, AGM	200	207
4.50%, 12/1/30, Callable 12/1/20 @ 100, AGM	500	500
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	638
		2,432

Schools & Educational Services (15.5%):
Bowling Green State University Revenue, Series A, 3.00%, 6/1/16	520	530
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	503
5.00%, 10/1/12, AMBAC	650	698
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	431
5.00%, 11/15/13	250	275
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	450
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	357
State Higher Educational Facility Commission Revenue, Mount Union College
4.50%, 10/1/25, Callable 10/1/20 @ 100	765	752
5.13%, 10/1/35, Callable 10/1/20 @ 100	1,200	1,176
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	667
State University General Receipts, Series A, 3.00%, 12/1/17	5,000	5,239
University of Toledo General Receipts Bonds, Series A
3.25%, 6/1/11, Insured by Assured Guaranty	275	281
3.50%, 6/1/16	2,260	2,379
Westerville City School District Special Obligation, 3.00%, 12/1/16	1,000	1,046
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,276
4.00%, 12/15/16, Insured by Assured Guaranty	500	544
4.13%, 12/15/17, Insured by Assured Guaranty	435	473
4.38%, 12/15/18, Insured by Assured Guaranty	685	752
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,088
		18,917

Utilities (Sewers, Telephone, Electric) (0.3%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	304

Utilities-Water (6.6%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 9/13/10 @ 100, AMBAC (b)	1,250	1,251
Avon Lake Water System Revenue
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	424
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	449
Mahoning Valley Sanitation District Water Revenue
2.00%, 12/1/12, Insured by Assured Guaranty	1,155	1,181
2.00%, 12/1/13, Insured by Assured Guaranty	1,545	1,580
2.50%, 12/1/16, Insured by Assured Guaranty	1,000	998

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
3.00%, 12/1/17, Insured by Assured Guaranty	$1,000	$1,011
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	705
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	467
		8,066
		61,017

Total Municipal Bonds (Cost $112,938)		119,855

Investment Companies (1.7%)
Touchstone Ohio Money Market Fund, 0.02% (c)	2,085,635	2,086

Total Investment Companies (Cost $2,086)		2,086

Total Investments (Cost $115,024) — 100.1%		121,941

Liabilities in excess of other assets — (0.1)%		(120)

NET ASSETS — 100.0%		$121,821

(a)	Security purchased on a “when-issued” basis.

(b)	All or portion of this security has been segregated as collateral for securities on a when-issued basis.

(c)	Rate disclosed is the daily yield on 7/31/10.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.2%)
Ohio (94.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.24% (a), 11/1/34, LOC Bank One N.A.	$11,865	$11,865
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series E , 0.24% (a), 10/1/31, LOC Wachovia Bank N.A.	5,000	5,000
Series A, 0.24% (a), 10/1/31, LOC Bank of America N.A.	7,835	7,835
Series B, 0.25% (a), 10/1/31, LOC JPMorgan Chase & Co.	1,950	1,950
Series D, 0.27% (a), 10/1/31, LOC Wachovia Bank N.A.	6,500	6,500
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.29% (a), 7/1/24, LOC U.S. Bank N.A.	2,100	2,100
Circleville City School District, GO, 2.00%, 11/23/10	5,000	5,018
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.28% (a), 3/1/34, LOC U.S. Bank N.A.	1,410	1,410
Columbus Sewer Revenue, Series B, 0.21% (a), 6/1/32	7,210	7,210
Englewood, IDR, YMCA Dayton Project, Series A, 0.55%, (a) 3/1/27, LOC Bank One N.A. (b)	3,430	3,430
Fairborn, GO, BAN, 2.00%, 9/30/10	1,200	1,202
Forest Park, GO, BAN, 1.65%, 11/1/10 (b)	2,500	2,504
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, Series B, 0.23% (a), 11/1/40	3,250	3,250
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.24% (a), 12/1/20, LOC U.S. Bank N.A.	6,640	6,640
Franklin County, EDR, Columbus Electric Funded Project, 0.29% (a), 4/1/21, LOC Bank One N.A.	1,060	1,060
Franklin County, IDR, Bricker & Eckler, 0.29% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.28% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
Hilliard, IDR, National Sign, 0.78% (a), 12/1/19, LOC Bank One N.A., AMT	1,650	1,650
Lake County Hospital Facilities Revenue, Series A, 0.25% (a), 8/15/41, LOC JPMorgan Chase & Co.	5,000	5,000
Lake County, GO, BAN
1.13%, 8/5/10	1,800	1,800
1.25%, 8/4/11 (c)	2,165	2,173
Lorain County, IDR, Malt Properties Ltd. Project, 0.28% (a), 4/1/34, LOC Bank One N.A., AMT	3,420	3,420
Mariemont City School District, GO, BAN, 1.50%, 9/15/10	2,500	2,503
Mason, IDR, Crane Plastics Co., 0.33% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,400	3,400
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.29% (a), 12/1/18, LOC National City Bank	1,850	1,850
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.29% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.30% (a), 4/1/38, FHLB	4,155	4,155
Ohio State Series B, GO
0.25% (a), 8/1/17	1,500	1,500
0.22% (a), 8/1/21	1,000	1,000
0.22% (a), 3/15/25	1,085	1,085
0.22% (a), 3/15/25, State of Ohio Enhanced	4,800	4,800
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Foundation, Series B-4, 0.22% (a), 1/1/43	6,025	6,025
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.23% (a), 12/1/44, LOC Bank of America N.A.	3,650	3,650

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Ohio State University General Receipts
0.24% (a), 12/1/27	$2,200	$2,200
Series B, 0.23% (a), 12/1/28	3,200	3,200
Seven Hills, GO, BAN
1.55%, 8/17/10	2,850	2,851
1.50%, 8/16/11 (c)	2,850	2,870
Solon, GO, BAN, 1.13%, 11/18/10	1,175	1,176
State Air Quality Development Authority Revenue, Series B, 0.25% (a), 2/1/26, LOC Bank of Nova Scotia	4,600	4,600
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series B, 0.25% (a), 1/1/34, LOC Barclays Bank PLC	400	400
State EDR, YMCA Greater Cincinnati Project, 0.25% (a), 11/1/21, LOC Bank One N.A.	1,410	1,410
State Refunding & Improvement Infrastructure, GO, Series D, 0.25% (a), 2/1/19	400	400
State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp. Project, Series A, 0.31% (a), 8/1/33, LOC Barclays Bank PLC, AMT	10,000	10,000
State Water Development Authority Revenue, 0.25% (a), 11/1/25, LOC Northern Trust Co.	3,200	3,200
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.33% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.22% (a), 5/15/19, LOC Barclays Bank PLC	200	200
Toledo, City Services Special Assessment Notes, 0.26% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
University of Toledo Revenue, Series B, 0.29% (a), 6/1/32, LOC JPMorgan Chase & Co.	1,000	1,000
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.30% (a), 3/1/39, LOC JPMorgan Chase Bank	4,900	4,900
		155,987

Total Municipal Bonds (Amortized Cost $155,987)		155,987

Investment Companies (8.6%)
BlackRock Ohio Municipal Money Market, 0.07% (d)	14,244,012	14,244

Total Investment Companies (Amortized Cost $14,244)		14,244

Total Investments (Amortized Cost $170,231) (e) — 102.8%		170,231

Liabilities in excess of other assets — (2.8)%		(4,592)

NET ASSETS — 100.0%		$165,639

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Security purchased on a “when-issued” basis.

(d)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

(e)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

See notes to schedules of investments.

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	July 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (6.0%)
Bank of Nova Scotia, 0.49% (a), 11/29/10	$4,000	$4,000
Barclays Bank PLC NY, 0.77%, 1/13/11	5,000	5,000
Canadian Imperial Bank of Commerce, 0.39% (a), 11/10/10	3,000	3,000
Royal Bank of Scotland PLC, 0.67% (a), 2/8/11	5,000	5,000
Toronto-Dominon Bank NY
0.27%, 8/18/10	4,000	4,000
0.35% (a), 2/4/11	5,000	5,000

Total Certificates of Deposit (Amortized Cost $26,000)		26,000

Commercial Paper (16.1%)
Australia & New Zealand Banking Group Ltd., 0.53% (a), 12/16/10 (b)	5,000	5,000
Citigroup Funding, Inc., 0.25% (c), 8/3/10	7,000	7,000
Coca-Cola Co., 0.44% (c), 2/28/11 (b)	6,000	5,984
Dexia Delaware LLC, 0.43% (c), 8/5/10	7,000	7,000
E.I. du Pont de Nemours & Co., 0.55% (c), 9/20/10 (b)	5,000	4,996
Nordea North America, Inc., 0.47% (c), 1/14/11	7,000	6,985
Shell International Finance BV, 0.55% (c), 2/7/11 (b)	4,000	3,988
Standard Chartered Bank PLC, 0.38% (c), 8/6/10 (b)	7,000	7,000
State Street Corp., 0.70% (c), 12/2/10	3,500	3,492
Straight-A Funding LLC
0.25% (c), 8/13/10 (b)	11,000	10,999
0.40% (c), 9/15/10 (b)	4,000	3,998
Walt Disney Co., 0.18% (c), 8/30/10 (b)	3,000	2,999

Total Commercial Paper (Amortized Cost $69,441)		69,441

Corporate Bonds (9.0%)
AFCO, Inc., 0.71% (a), 10/29/10 (b)	21,000	21,000
Citigroup, Inc., 0.57% (a), 8/13/10	4,000	4,000
Goldman Sachs Group, Inc., 6.88%, 1/15/11	4,000	4,114
IBM International Group Capital LLC, 0.77% (a), 6/24/11 (b)	7,000	7,000
State Street Bank & Trust Co., 1.85%, 3/15/11	2,800	2,824

Total Corporate Bonds (Amortized Cost $38,938)		38,938

Municipal Bonds (11.4%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.25% (a), 5/1/22, LOC Dexia Credit Local	8,000	8,000
Series C-5, 0.31% (a), 5/1/22, LOC Dexia Credit Local	5,000	5,000
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.34% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	3,000	3,000
New Jersey Housing & Mortgage Finance Agency Multi-family Revenue, Series C, 0.39% (a), 11/1/39, LOC Bank of America N.A.	1,945	1,945
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.30% (a), 6/1/42, LOC Citibank N.A., AMT	6,000	6,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,700	1,733
San Jose Financing Authority Revenue, Series F, 0.30% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.35% (a), 4/1/24, LOC Bank of America N.A., AMT	$3,600	$3,600

Total Municipal Bonds (Amortized Cost $49,278)		49,278

Repurchase Agreements (44.2%)
Deutsche Bank Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $40,001, collateralized by U.S. Government Securities, 7.00%, 10/1/38, market value $40,800)	40,000	40,000
Goldman Sachs Group, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $75,501, collateralized by U.S. Government Securities, 0.00%-5.09%, 10/1/38-6/1/40, market value $77,010)	75,500	75,500
RBS Securities, Inc., 0.21%, 8/2/10 (Date of agreement 7/30/10, Proceeds at maturity $75,001, collateralized by U.S. Treasury Securities, 1.38%, 5/15/12, market value $76,501)	75,000	75,000

Total Repurchase Agreements (Amortized Cost $190,500)		190,500

U.S. Government Agency Securities (13.1%)
Federal Home Loan Bank
0.40%, 12/27/10, Callable 8/7/10 @ 100	10,000	10,000
0.75%, 6/21/11, Callable 9/9/10 @ 100	3,600	3,602
Series 1, 0.75%, 6/24/11, Callable 9/10/10 @ 100	19,000	19,000
Federal Home Loan Mortgage Corp.
0.18% (a), 11/9/11	5,000	4,986
0.33% (a), 11/7/11	6,000	5,998
0.46% (a), 8/24/10	6,000	6,000
Federal National Mortgage Assoc., 0.46% (c), 12/27/10	7,000	6,987

Total U.S. Government Agency Securities (Amortized Cost $56,573)		56,573

Total Investments (Amortized Cost $430,730) — 99.8%		430,730

Other assets in excess of liabilities — 0.2%		834

NET ASSETS — 100.0%		$431,564

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

AMT	Subject to alternative minimum tax

LLC	Limited Liability Co.

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.9%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$29,918	$29,918

Total Commercial Paper (Amortized Cost $29,917)		29,918

Common Stocks (94.1%)
Automotive Parts (0.6%):
Commercial Vehicle Group, Inc. (b)	269,300	3,030

Banks (5.6%):
First Niagara Financial Group, Inc.	522,000	7,000
IBERIABANK Corp.	67,750	3,521
Independent Bank Corp. (c)	206,500	4,917
PacWest Bancorp (c)	241,000	5,044
Prosperity Bancshares, Inc.	132,000	4,472
Umpqua Holdings Corp. (c)	274,000	3,433
		28,387

Building Materials (1.4%):
Sterling Constructioin Co., Inc. (b)	268,000	3,321
Texas Industries, Inc. (c)	112,000	3,718
		7,039

Chemicals (4.5%):
A. Schulman, Inc. (c)	197,176	3,863
Innophos Holdings, Inc. (c)	122,500	3,591
Olin Corp. (c)	248,000	5,034
Rush Enterprises, Inc., Class A (b)(c)	310,000	4,631
Sensient Technologies Corp.	198,000	5,833
		22,952

Commercial Services (6.1%):
Comfort Systems USA, Inc. (c)	457,000	5,214
Diebold, Inc. (c)	186,000	5,323
Fair Isaac Corp. (c)	222,000	5,295
Rent-A-Center, Inc. (b)(c)	213,000	4,684
Steiner Leisure Ltd. (b)(c)	155,000	6,589
Viad Corp. (c)	198,025	3,941
		31,046

Computers & Peripherals (2.2%):
CACI International, Inc., Class A (b)	108,000	5,078
MTS Systems Corp. (c)	212,589	6,150
		11,228

E-Commerce & Services (0.9%):
Monster Worldwide, Inc. (b)(c)	330,000	4,528

Electrical Components & Equipment (2.6%):
American Science & Engineering, Inc.	42,000	3,326
Anixter International, Inc. (b)(c)	113,000	5,460
Thomas & Betts Corp. (b)(c)	113,000	4,479
		13,265
Electrical Equipment (0.7%):
Regal-Beloit Corp.	56,000	3,406

Electronics (1.7%):
Benchmark Electronics, Inc. (b)	236,000	3,941
PerkinElmer, Inc.	235,000	4,573
		8,514

See notes to schedules of investments.

Security Description	Shares	Value
Engineering (0.9%):
EMCOR Group, Inc. (b)	187,000	$4,864

Entertainment (0.7%):
Callaway Golf Co. (c)	506,000	3,416

Financial Services (1.0%):
Affiliated Managers Group, Inc. (b)	76,000	5,383

Food Processing & Packaging (2.6%):
Corn Products International, Inc.	154,705	5,158
Silgan Holdings, Inc.	165,000	4,689
Spartan Stores, Inc. (c)	230,000	3,303
		13,150

Health Care (1.3%):
Greatbatch, Inc. (b)	126,000	2,845
Symmetry Medical, Inc. (b)	393,000	3,824
		6,669

Insurance (7.4%):
American Financial Group, Inc.	186,000	5,481
Arthur J. Gallagher & Co.	203,000	5,160
Brown & Brown, Inc.	255,000	5,105
Delphi Financial Group, Inc. (c)	200,000	5,190
Infinity Property & Casualty Corp. (c)	88,000	4,228
Selective Insurance Group, Inc. (c)	274,000	4,263
StanCorp Financial Group, Inc.	92,000	3,468
White Mountains Insurance Group Ltd.	16,000	5,025
		37,920

Machine-Diversified (2.0%):
Kadant, Inc. (b)(c)	188,020	3,664
Kennametal, Inc.	243,000	6,656
		10,320

Machinery-Construction & Mining (0.8%):
Astec Industries, Inc. (b)(c)	129,000	4,044

Manufacturing-Diversified (4.5%):
A.O. Smith Corp. (c)	94,000	5,140
American Woodmark Corp. (c)	114,000	1,884
Barnes Group, Inc.	314,000	5,771
Lincoln Electric Holdings, Inc. (c)	116,000	6,406
Teleflex, Inc.	70,000	3,967
		23,168

Manufacturing-Miscellaneous (1.1%):
AptarGroup, Inc.	132,500	5,707

Medical Equipment & Supplies (1.6%):
CONMED Corp. (b)	213,000	4,096
STERIS Corp. (c)	131,000	4,164
		8,260

Metal Fabrication (2.1%):
Haynes International, Inc.	132,000	4,443
Mueller Industries, Inc. (c)	248,000	6,131
		10,574

Oil & Gas Exploration-Production & Services (4.4%):
Cimarex Energy Co.	42,045	2,896
Northwest Natural Gas Co. (c)	117,000	5,547
Patterson-UTI Energy, Inc.	337,000	5,537
Penn Virginia Corp.	267,000	5,073

See notes to schedules of investments.

Security Description	Shares	Value
SM Energy Co.	82,606	$3,421
		22,474

Oil Marketing & Refining (1.1%):
Holly Corp. (c)	216,000	5,774

Oilfield Services & Equipment (3.0%):
Cal Dive International, Inc. (b)	614,000	3,635
RPC, Inc. (c)	194,500	3,244
Superior Energy Services, Inc. (b)(c)	230,000	5,242
Tesco Corp. (b)	228,800	3,134
		15,255

Pharmaceuticals (2.4%):
Medicis Pharmaceutical Corp., Class A (c)	164,000	4,157
PharMerica Corp. (b)(c)	315,000	4,114
West Pharmaceutical Services, Inc.	112,000	4,070
		12,341

Real Estate Investment Trusts (6.2%):
Chatham Lodging Trust (b)	278,000	4,217
Education Realty Trust, Inc. (c)	280,000	1,946
Franklin Street Properties Corp. (c)	313,000	3,822
Healthcare Realty Trust, Inc.	175,000	4,107
Highwoods Properties, Inc. (c)	123,000	3,851
LaSalle Hotel Properties (c)	202,000	4,791
PS Business Parks, Inc. (c)	79,000	4,588
Washington Real Estate Investment Trust (c)	139,000	4,219
		31,541

Restaurants (1.2%):
Bob Evans Farms, Inc.	69,000	1,809
Jack in the Box, Inc. (b)(c)	220,000	4,539
		6,348

Retail-Apparel/Shoe (1.4%):
Brown Shoe Co., Inc. (c)	224,000	3,275
Maidenform Brands, Inc. (b)(c)	164,000	4,072
		7,347

Retail-Discount (1.0%):
BJ’s Wholesale Club, Inc. (b)(c)	111,000	5,056

Retail-Specialty Stores (1.2%):
Cato Corp., Class A (c)	254,000	5,913

Semiconductors (5.1%):
ATMI, Inc. (b)	286,000	4,244
Fairchild Semiconductor International, Inc. (b)	524,571	4,763
Intersil Corp., Class A	475,068	5,397
MKS Instruments, Inc. (b)(c)	249,000	5,343
Sigma Designs, Inc. (b)(c)	319,000	3,267
Standard Microsystems Corp. (b)	130,000	2,863
		25,877

Software & Computer Services (1.9%):
Jack Henry & Associates, Inc. (c)	152,000	3,861
SRA International, Inc., Class A (b)(c)	265,000	5,888
		9,749

Staffing (2.4%):
Adminstaff, Inc. (c)	128,000	3,336
AMN Healthcare Services, Inc. (b)	473,000	2,847
Heidrick & Struggles International, Inc. (c)	146,000	2,935

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Korn/Ferry International (b)(c)	217,000	$3,049
		12,167

Transportation Services (4.3%):
Alexander & Baldwin, Inc. (c)	158,000	5,301
Arkansas Best Corp. (c)	169,000	3,814
Celadon Group, Inc. (b)(c)	205,396	3,212
GATX Corp. (c)	183,000	5,172
Genesee & Wyoming, Inc., Class A (b)	109,000	4,456
		21,955

Utilities-Electric (3.9%):
ALLETE, Inc. (c)	184,000	6,635
Cleco Corp. (c)	260,000	7,422
NorthWestern Corp.	199,000	5,612
		19,669

Utilities-Natural Gas (2.3%):
Energen Corp.	110,000	4,888
WGL Holdings, Inc.	194,000	7,000
		11,888

Total Common Stocks (Cost $432,104)		480,224

Short-Term Securities Held as Collateral for Securities Lending (17.8%)
Pool of various securities for Victory Funds	$90,753	90,587

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $90,753)		90,587

Total Investments (Cost $552,774) — 117.8%		600,729

Liabilities in excess of other assets — (17.8)%		(90,576)

NET ASSETS — 100.0%		$510,153

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.4%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$25,975	$25,975

Total Commercial Paper (Amortized Cost $25,975)		25,975

Common Stocks (97.7%)
Aerospace/Defense (1.4%):
Alliant Techsystems, Inc. (b)(c)	232,680	15,627

Airlines (0.9%):
Southwest Airlines Co.	832,160	10,028

Automotive Parts (4.5%):
BorgWarner, Inc. (b)	514,950	22,586
Eaton Corp. (c)	353,000	27,696
		50,282

Banks (2.8%):
Comerica, Inc.	588,055	22,558
Marshall & Ilsley Corp.	1,204,020	8,464
		31,022

Beverages (1.1%):
Dr Pepper Snapple Group, Inc.	334,900	12,576

Brokerage Services (1.2%):
Waters Corp. (b)(c)	211,645	13,579

Building Materials (1.9%):
Martin Marietta Materials, Inc.	139,465	11,911
Owens Corning, Inc. (b)(c)	295,335	9,297
		21,208

Chemicals (1.6%):
PPG Industries, Inc. (c)	258,565	17,963

Coal (1.0%):
Arch Coal, Inc. (c)	476,375	11,285

Commercial Services (0.8%):
Moody’s Corp. (c)	365,100	8,598

Computers & Peripherals (1.4%):
Brocade Communications Systems, Inc. (b)	3,047,835	15,087

Consumer Products (1.2%):
Church & Dwight Co., Inc.	202,600	13,426

Containers & Packaging (1.6%):
Owens-Illinois, Inc. (b)	622,000	17,198

Cosmetics & Toiletries (1.2%):
Avon Products, Inc.	429,533	13,371

Electrical Equipment (2.4%):
American Superconductor Corp. (b)	261,875	7,896
AMETEK, Inc.	431,000	19,080
		26,976

Electronics (0.3%):
Arrow Electronics, Inc. (b)	127,277	3,155

Engineering (4.1%):
Fluor Corp. (c)	440,550	21,274
URS Corp. (b)	585,460	23,647
		44,921

See notes to schedules of investments.

Security Description	Shares	Value
Entertainment (1.1%):
Penn National Gaming, Inc. (b)(c)	445,720	$12,208

Financial Services (4.2%):
Ameriprise Financial, Inc.	369,000	15,642
H&R Block, Inc.	287,019	4,500
Jefferies Group, Inc. (c)	374,310	9,242
TD AMERITRADE Holding Corp. (b)(c)	1,081,265	17,019
		46,403

Food Processing & Packaging (1.1%):
J.M. Smucker Co.	192,070	11,799

Home Builders (1.0%):
Pulte Group, Inc. (b)	1,289,335	11,320

Hotels & Motels (0.9%):
Starwood Hotels & Resorts Worldwide, Inc. (c)	208,095	10,082

Insurance (2.8%):
Aon Corp. (c)	385,500	14,522
Lincoln National Corp.	409,084	10,652
StanCorp Financial Group, Inc.	167,145	6,300
		31,474

Internet Business Services (3.6%):
Equinix, Inc. (b)(c)	167,645	15,676
McAfee, Inc. (b)	448,145	14,834
Symantec Corp. (b)	745,430	9,668
		40,178

Investment Companies (1.5%):
Invesco Ltd.	822,515	16,072

Machine-Diversified (1.6%):
Roper Industries, Inc. (c)	291,315	18,207

Manufacturing-Diversified (0.8%):
Tyco International Ltd.	244,300	9,352

Media (1.4%):
Discovery Communications, Inc., Class A (b)	412,910	15,942

Medical Supplies (1.4%):
Patterson Cos., Inc. (c)	587,020	15,662

Medical-Information Systems (1.0%):
Cerner Corp. (b)	137,290	10,633

Mining (1.8%):
Agnico-Eagle Mines Ltd.	190,000	10,593
Cliffs Natural Resources, Inc. (c)	155,435	8,793
		19,386

Oil & Gas Exploration-Production & Services (7.0%):
Cimarex Energy Co.	169,922	11,702
ENSCO International PLC, Sponsored ADR	462,180	19,324
Newfield Exploration Co. (b)	305,615	16,338
Noble Energy, Inc. (c)	254,200	17,047
Ultra Petroleum Corp. (b)(c)	321,240	13,611
		78,022

Oilfield Services & Equipment (1.9%):
Cameron International Corp. (b)	522,930	20,703

Pharmaceuticals (3.6%):
AmerisourceBergen Corp. (c)	721,415	21,621
Forest Laboratories, Inc. (b)	651,795	18,087
		39,708

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate Investment Trusts (3.7%):
Corporate Office Property Trust (c)	314,514	$11,794
Digital Realty Trust, Inc.	264,900	16,747
HCP, Inc. (c)	347,520	12,327
		40,868

Restaurants (0.7%):
Panera Bread Co., Class A (b)(c)	103,620	8,104

Retail-Apparel/Shoe (1.2%):
Abercrombie & Fitch Co., Class A (c)	373,000	13,779

Retail-Department Stores (1.1%):
Nordstrom, Inc. (c)	363,000	12,342

Retail-Specialty Stores (3.7%):
Bed Bath & Beyond, Inc. (b)(c)	344,339	13,044
Dick’s Sporting Goods, Inc. (b)(c)	621,000	16,338
Williams-Sonoma, Inc. (c)	428,500	11,445
		40,827

Savings & Loans (2.5%):
New York Community Bancorp, Inc.	1,615,420	27,882

Semiconductors (4.2%):
Altera Corp. (c)	468,100	12,976
Cypress Semiconductor Corp. (b)(c)	1,260,835	13,365
Maxim Integrated Products, Inc.	919,585	16,120
Micron Technology, Inc. (b)(c)	635,365	4,625
		47,086

Software & Computer Services (1.1%):
Nuance Communications, Inc. (b)(c)	730,750	12,065

Staffing (1.0%):
Robert Half International, Inc. (c)	435,145	10,957

Steel (1.2%):
AK Steel Holding Corp.	941,600	13,173

Telecommunications (0.9%):
Ciena Corp. (b)(c)	752,570	9,851

Telecommunications-Cellular (1.2%):
NII Holdings, Inc. (b)(c)	360,925	13,520

Telecommunications-Services & Equipment (2.9%):
Harris Corp.	511,500	22,777
MasTec, Inc. (b)	926,470	9,839
		32,616

Toys (1.6%):
Hasbro, Inc.	410,035	17,283

Utilities-Electric (3.8%):
MDU Resources Group, Inc.	675,899	13,349
NRG Energy, Inc. (b)(c)	705,160	15,993
Wisconsin Energy Corp.	241,000	13,082
		42,424

Utilities-Natural Gas (0.8%):
Southern Union Co.	412,930	9,320

Total Common Stocks (Cost $906,994)		1,085,550

See notes to schedules of investments.

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (15.8%)
Pool of various securities for Victory Funds	$175,868	$175,548

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $175,868)		175,548

Total Investments (Cost $1,108,837) — 115.9%		1,287,073

Liabilities in excess of other assets — (15.9)%		(176,194)

NET ASSETS — 100.0%		$1,110,879

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.0%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$1,054	$1,054

Total Commercial Paper (Amortized Cost $1,054)		1,054

Common Stocks (96.0%)
Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)	1,635	15
Omnicom Group, Inc.	1,026	38
		53

Aerospace/Defense (2.4%):
B.F. Goodrich Co.	419	30
Boeing Co.	2,536	173
General Dynamics Corp.	1,289	79
Honeywell International, Inc.	2,560	110
Lockheed Martin Corp.	1,041	78
Northrop Grumman Corp.	1,006	59
Raytheon Co.	1,273	59
Rockwell Collins, Inc.	526	30
United Technologies Corp.	3,117	222
		840

Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,148	59

Airlines (0.1%):
Southwest Airlines Co.	2,487	30

Aluminum (0.1%):
Alcoa, Inc.	3,411	38

Apparel & Footwear (0.5%):
Coach, Inc.	1,019	38
Nike, Inc., Class B	1,298	96
Polo Ralph Lauren Corp.	220	17
VF Corp.	294	23
		174

Audio & Video Products (0.0%):
Harman International Industries, Inc. (b)	233	7

Automotive (0.6%):
AutoNation, Inc. (b)	298	7
Ford Motor Co. (b)	11,381	145
PACCAR, Inc.	1,219	56
		208

Automotive Parts (0.3%):
Eaton Corp.	670	52
Genuine Parts Co.	531	23
O’Reilly Automotive, Inc. (b)	461	23
		98

Banks (6.4%):
Bank of America Corp.	33,520	471
Bank of New York Mellon Corp.	4,052	102
BB&T Corp.	2,312	57
Comerica, Inc.	589	23
Fifth Third Bancorp	2,655	34
First Horizon National Corp. (b)	763	9
Huntington Bancshares, Inc.	2,394	15
JPMorgan Chase & Co.	13,293	535
KeyCorp (c)	2,937	25

See notes to schedules of investments.

Security Description	Shares	Value
M&T Bank Corp.	278	$24
Marshall & Ilsley Corp.	1,762	12
Northern Trust Corp.	808	38
PNC Financial Services Group, Inc.	1,758	104
Regions Financial Corp.	3,984	29
State Street Corp.	1,676	65
SunTrust Banks, Inc.	1,670	43
U.S. Bancorp	6,404	153
Wells Fargo & Co.	17,407	483
Zions Bancorporation	535	12
		2,234

Beverages (2.6%):
Brown-Forman Corp., Class B	364	23
Coca Cola Enterprises, Inc.	1,087	31
Coca-Cola Co.	7,708	425
Constellation Brands, Inc., Class A (b)	641	11
Dr Pepper Snapple Group, Inc.	821	31
Molson Coors Brewing Co.	527	23
PepsiCo, Inc.	5,388	350
		894

Biotechnology (1.2%):
Amgen, Inc. (b)	3,200	175
Biogen Idec, Inc. (b)	892	50
Genzyme Corp. (b)	892	62
Gilead Sciences, Inc. (b)	2,973	99
Life Technologies Corp. (b)	610	26
		412

Brokerage Services (0.4%):
Charles Schwab Corp.	3,270	48
Thermo Fisher Scientific, Inc. (b)	1,371	62
Waters Corp. (b)	311	20
		130

Building Materials (0.1%):
Masco Corp.	1,198	12
Vulcan Materials Co.	427	20
		32

Building-Residential & Commercial (0.0%):
D.R. Horton, Inc.	925	10

Casino Services (0.0%):
International Game Technology	996	15

Chemicals (1.7%):
Air Products & Chemicals, Inc.	709	52
Airgas, Inc.	279	18
CF Industries Holdings, Inc.	237	19
Dow Chemical Co.	3,858	105
E.I. du Pont de Nemours and Co.	3,027	123
Eastman Chemical Co.	242	15
FMC Corp.	243	15
Monsanto Co.	1,823	105
PPG Industries, Inc.	556	39
Praxair, Inc.	1,022	89
Sigma-Aldrich Corp.	406	23
		603

Coal (0.2%):
Consol Energy, Inc.	754	28
Massey Energy Co.	344	10

See notes to schedules of investments.

Security Description	Shares	Value
Peabody Energy Corp.	898	$41
		79

Commercial Services (0.8%):
Cintas Corp.	440	12
Ecolab, Inc.	780	38
Fidelity National Information Services, Inc.	1,107	32
Iron Mountain, Inc.	605	14
Moody’s Corp.	657	16
Paychex, Inc.	1,075	28
Quanta Services, Inc. (b)	705	15
SAIC, Inc. (b)	978	16
Visa, Inc., Class A	1,512	111
		282

Computers & Peripherals (7.2%):
Apple Computer, Inc. (b)	3,040	782
Cisco Systems, Inc. (b)	19,081	440
Computer Sciences Corp.	515	23
Dell, Inc. (b)	5,757	76
EMC Corp. (b)	6,868	136
Hewlett-Packard Co.	7,799	359
International Business Machines Corp.	4,284	550
Lexmark International Group, Inc. (b)	262	10
NetApp, Inc. (b)	1,151	49
SanDisk Corp. (b)	768	34
Teradata Corp. (b)	558	18
Western Digital Corp. (b)	766	20
		2,497

Consumer Products (0.6%):
Clorox Co.	471	31
Colgate-Palmolive Co.	1,639	130
Fortune Brands, Inc.	509	22
Newell Rubbermaid, Inc.	929	14
		197

Containers & Packaging (0.2%):
Ball Corp.	308	18
Bemis, Inc.	365	11
Owens-Illinois, Inc. (b)	551	15
Pactiv Corp. (b)	444	13
Sealed Air Corp.	533	12
		69

Cosmetics & Toiletries (2.2%):
Avon Products, Inc.	1,431	45
Estee Lauder Cos., Class A	400	25
International Flavors & Fragrances, Inc.	266	12
Kimberly-Clark Corp.	1,383	89
Procter & Gamble Co.	9,622	588
		759

Cruise Lines (0.1%):
Carnival Corp.	1,446	50

Data Processing (0.1%):
The Dun & Bradstreet Corp.	168	11
Total System Services, Inc.	660	10
		21

Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,473	84

See notes to schedules of investments.

Security Description	Shares	Value
Fastenal Co.	438	$21
		105

E-Commerce & Services (0.5%):
Amazon.com, Inc. (b)	1,147	135
Monster Worldwide, Inc. (b)	421	6
Priceline.com, Inc. (b)	159	36
		177

Electrical Equipment (0.4%):
Emerson Electric Co.	2,516	125
W.W. Grainger, Inc.	207	23
		148

Electronics (2.1%):
Amphenol Corp., Class A	580	26
FLIR Systems, Inc. (b)	512	15
General Electric Co.	35,670	575
Johnson Controls, Inc.	2,247	65
L-3 Communications Holdings, Inc.	387	28
Molex, Inc.	454	9
PerkinElmer, Inc.	394	8
		726

Energy-Alternative Sources (0.1%):
First Solar, Inc. (b)	163	20

Engineering (0.1%):
Fluor Corp.	597	29
Jacobs Engineering Group, Inc. (b)	418	15
		44

Entertainment (0.6%):
The Walt Disney Co.	6,543	220

Environmental Control (0.3%):
Republic Services, Inc.	1,084	34
Stericycle, Inc. (b)	283	18
Waste Management, Inc.	1,614	55
		107

Financial Services (3.9%):
American Express Co.	4,013	179
Ameriprise Financial, Inc.	854	36
Capital One Financial Corp.	1,525	65
Citigroup, Inc. (b)	75,520	310
CME Group, Inc.	219	61
Discover Financial Services	1,817	28
E*TRADE Financial Corp. (b)	662	10
Equifax, Inc.	423	13
Federated Investors, Inc., Class B	297	6
Goldman Sachs Group, Inc.	1,720	259
H&R Block, Inc.	1,100	17
IntercontinentalExchange, Inc. (b)	247	26
Janus Capital Group, Inc.	614	6
Legg Mason, Inc.	550	16
MasterCard, Inc., Class A	323	68
Morgan Stanley	4,670	126
NYSE Euronext	872	25
SLM Corp. (b)	1,623	20
T. Rowe Price Group, Inc.	867	42
The Nasdaq OMX Group, Inc. (b)	487	10
Western Union Co.	2,246	36
		1,359

See notes to schedules of investments.

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.4%):
Safeway, Inc.	1,298	$27
SUPERVALU, Inc.	709	8
Sysco Corp.	1,976	61
The Kroger Co.	2,159	46
		142

Food Processing & Packaging (1.6%):
Campbell Soup Co.	625	22
ConAgra, Inc.	1,489	35
Dean Foods Co. (b)	606	7
General Mills, Inc.	2,217	76
H.J. Heinz Co.	1,057	47
Hershey Foods Corp.	554	26
Hormel Foods Corp.	231	10
J.M. Smucker Co.	398	25
Kellogg Co.	852	43
Kraft Foods, Inc., Class A	5,825	170
McCormick & Co., Inc.	443	17
Mead Johnson Nutrition Co., Class A	683	36
Sara Lee Corp.	2,209	33
Tyson Foods, Inc., Class A	1,020	18
		565

Forest Products & Paper (0.2%):
International Paper Co.	1,459	35
MeadWestvaco Corp.	571	14
Weyerhaeuser Co.	707	11
		60

Health Care (1.0%):
CareFusion Corp. (b)	594	12
Coventry Health Care, Inc. (b)	494	10
DaVita, Inc. (b)	347	20
DENTSPLY International, Inc.	489	15
Humana, Inc. (b)	569	27
McKesson Corp.	907	57
Medtronic, Inc.	3,680	136
WellPoint, Inc. (b)	1,427	72
		349

Heavy Machinery (0.7%):
Caterpillar, Inc.	2,097	146
Deere & Co.	1,419	95
		241

Home Builders (0.1%):
Lennar Corp., Class A	544	8
Pulte Group, Inc. (b)	1,061	9
		17

Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,456	7

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	857	29
Starwood Hotels & Resorts Worldwide, Inc.	633	31
Wynn Resorts Ltd.	231	20
		80

Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	495	10
Whirlpool Corp.	251	21
		31

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (4.1%):
ACE Ltd.	1,124	$60
Aetna, Inc.	1,420	40
Aflac, Inc.	1,569	77
Allstate Corp.	1,797	51
American International Group, Inc. (b)	451	17
Aon Corp.	900	34
Assurant, Inc.	374	14
Berkshire Hathaway, Inc., Class B (b)	5,531	432
CIGNA Corp.	924	28
Cincinnati Financial Corp.	545	15
Genworth Financial, Inc., Class A (b)	1,634	22
Hartford Financial Services Group, Inc.	1,484	35
Lincoln National Corp.	1,011	26
Loews Corp.	1,174	44
Marsh & McLennan Cos., Inc.	1,808	43
MetLife, Inc.	2,740	115
Principal Financial Group	1,068	27
Progressive Corp.	2,240	44
Prudential Financial, Inc.	1,557	89
The Chubb Corp.	1,092	57
The Travelers Cos., Inc.	1,655	84
Torchmark Corp.	276	15
UnumProvident Corp.	1,112	25
XL Group PLC	1,143	20
		1,414

Internet Business Services (1.8%):
Akamai Technologies, Inc. (b)	575	22
eBay, Inc. (b)	3,799	79
Expedia, Inc.	693	16
Google, Inc., Class A (b)	809	392
Juniper Networks, Inc. (b)	1,758	49
McAfee, Inc. (b)	521	17
Symantec Corp. (b)	2,669	35
VeriSign, Inc. (b)	610	17
		627

Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	3,933	55

Investment Companies (0.2%):
Franklin Resources, Inc.	494	50
Invesco Ltd.	1,561	30
		80

Lodging (0.0%):
Wyndham Worldwide Corp.	601	15

Machine-Diversified (0.4%):
Cummins Engine, Inc.	670	53
Dover Corp.	624	30
Flowserve Corp.	187	18
Rockwell Automation, Inc.	476	26
Roper Industries, Inc.	314	20
		147

Manufacturing-Diversified (0.3%):
Illinois Tool Works, Inc.	1,293	56
Leucadia National Corp. (b)	634	14
Parker Hannifin Corp.	538	34
		104

Manufacturing-Miscellaneous (1.0%):
3M Co.	2,382	204
Danaher Corp.	1,757	67

See notes to schedules of investments.

Security Description	Shares	Value
ITT Industries, Inc.	613	$29
Pall Corp.	391	15
Textron, Inc.	913	19
		334

Media (1.0%):
Discovery Communications, Inc., Class A (b)	950	37
News Corp., Class A	7,530	98
Scripps Networks Interactive, Class A	300	13
Time Warner, Inc.	3,808	120
Viacom, Inc., Class B	2,029	67
		335

Medical Services (0.9%):
Express Scripts, Inc. (b)	1,831	83
Laboratory Corp. of America Holdings (b)	347	25
Medco Health Solutions, Inc. (b)	1,526	73
Quest Diagnostics, Inc.	505	24
UnitedHealth Group, Inc.	3,798	116
		321

Medical Supplies (1.1%):
Baxter International, Inc.	1,993	87
Becton Dickinson & Co.	780	54
Boston Scientific Corp. (b)	5,066	28
C.R. Bard, Inc.	318	25
Intuitive Surgical, Inc. (b)	131	43
Patterson Cos., Inc.	312	8
St. Jude Medical, Inc. (b)	1,092	40
Stryker Corp.	941	44
Varian Medical Systems, Inc. (b)	413	23
Zimmer Holdings, Inc. (b)	678	36
		388

Mining (0.3%):
Cliffs Natural Resources, Inc.	452	25
Newmont Mining Corp.	1,641	92
		117

Motorcycles (0.1%):
Harley-Davidson, Inc.	787	21

Newspapers (0.0%):
Gannett Co., Inc.	796	11
New York Times Co., Class A (b)	389	3
		14

Office Equipment & Supplies (0.4%):
Avery Dennison Corp.	369	13
Pitney Bowes, Inc.	693	17
Staples, Inc.	2,439	50
Xerox Corp.	4,607	45
		125

Oil & Gas Exploration-Production & Services (2.1%):
Anadarko Petroleum Corp.	1,653	81
Apache Corp.	1,127	108
Cabot Oil & Gas Corp.	347	11
Chesapeake Energy Corp.	2,175	46
Denbury Resources, Inc. (b)	1,334	21
Devon Energy Corp.	1,493	93
Diamond Offshore Drilling, Inc.	232	14
EOG Resources, Inc.	846	82
EQT Corp.	481	18
Helmerich & Payne, Inc.	354	14

See notes to schedules of investments.

Security Description	Shares	Value
Murphy Oil Corp.	640	$35
Nabors Industries Ltd. (b)	953	18
Noble Energy, Inc.	583	39
ONEOK, Inc.	355	16
Pioneer Natural Resources Co.	387	22
QEP Resources, Inc. (b)	585	20
Range Resources Corp.	533	20
Rowan Cos., Inc. (b)	382	10
Southwestern Energy Co. (b)	1,157	42
		710

Oil Companies-Integrated (6.2%):
Chevron Corp.	6,711	512
ConocoPhillips	4,972	275
Exxon Mobil Corp.	17,079	1,019
Hess Corp.	976	52
Marathon Oil Corp.	2,370	79
Occidental Petroleum Corp.	2,713	211
		2,148

Oil Marketing & Refining (0.2%):
Sunoco, Inc.	403	15
Tesoro Corp.	472	6
Valero Energy Corp.	1,889	32
		53

Oilfield Services & Equipment (1.6%):
Baker Hughes, Inc.	1,433	69
Cameron International Corp. (b)	816	32
FMC Technologies, Inc. (b)	406	26
Halliburton Co.	3,024	90
National-Oilwell Varco, Inc.	1,400	55
Schlumberger Ltd.	3,985	238
Smith International, Inc.	830	35
		545

Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	308	21

Pharmaceuticals (6.2%):
Abbott Laboratories	5,157	253
Allergan, Inc.	1,027	63
AmerisourceBergen Corp.	944	28
Bristol-Myers Squibb Co.	5,745	143
Cardinal Health, Inc.	1,210	39
Celgene Corp. (b)	1,540	85
Cephalon, Inc. (b)	251	14
Eli Lilly & Co.	3,390	121
Forest Laboratories, Inc. (b)	1,010	28
Hospira, Inc. (b)	554	29
Johnson & Johnson	9,215	535
King Pharmaceuticals, Inc. (b)	834	7
Merck & Co., Inc.	10,418	359
Mylan Laboratories, Inc. (b)	1,032	18
Pfizer, Inc.	26,949	404
Watson Pharmaceuticals, Inc. (b)	358	15
		2,141

Photography (0.0%):
Eastman Kodak Co. (b)	898	4

Pipelines (0.3%):
El Paso Corp.	2,351	29
Spectra Energy Corp.	2,165	45

See notes to schedules of investments.

Security Description	Shares	Value
Williams Cos., Inc.	1,952	$38
		112

Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,576	113
Titanium Metals Corp. (b)	282	6
		119

Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,054	32
Meredith Corp.	123	4
R.R. Donnelley & Sons Co.	689	12
The Washington Post Co., Class B	20	8
		56

Radio & Television (0.7%):
Comcast Corp., Class A	9,427	183
Time Warner Cable, Inc., Class A	1,183	68
		251

Railroads (0.8%):
CSX Corp.	1,300	68
Norfolk Southern Corp.	1,236	70
Union Pacific Corp.	1,691	126
		264

Real Estate Investment Trusts (1.3%):
Apartment Investment & Management Co., Class A	390	8
AvalonBay Communities, Inc.	277	29
Boston Properties, Inc.	465	38
Equity Residential Properties Trust	945	43
HCP, Inc.	982	35
Health Care REIT, Inc.	415	19
Host Hotels & Resorts, Inc.	2,199	32
Kimco Realty Corp.	1,355	20
Plum Creek Timber Co., Inc.	544	19
ProLogis	1,592	17
Public Storage, Inc.	454	45
Simon Property Group, Inc.	978	87
Ventas, Inc.	524	27
Vornado Realty Trust	529	44
		463

Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	903	15

Restaurants (1.1%):
Darden Restaurants, Inc.	470	20
McDonald’s Corp.	3,594	251
Starbucks Corp.	2,489	62
Yum! Brands, Inc.	1,562	64
		397

Retail (0.4%):
CarMax, Inc. (b)	745	16
Target Corp.	2,461	126
		142

Retail-Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	295	11
Gap, Inc.	1,500	27
Limited Brands, Inc.	902	23
Ross Stores, Inc.	409	22

See notes to schedules of investments.

Security Description	Shares	Value
Urban Outfitters, Inc. (b)	435	$14
		97

Retail-Department Stores (0.4%):
J.C. Penney Co., Inc.	789	20
Kohl’s Corp. (b)	1,029	49
Macy’s, Inc.	1,410	26
Nordstrom, Inc.	556	19
Sears Holdings Corp. (b)	161	11
		125

Retail-Discount (1.3%):
Big Lots, Inc. (b)	269	9
Family Dollar Stores, Inc.	451	19
TJX Cos., Inc.	1,363	57
Wal-Mart Stores, Inc.	6,941	355
		440

Retail-Drug Stores (0.7%):
CVS Caremark Corp.	4,547	140
Walgreen Co.	3,269	93
		233

Retail-Food (0.1%):
Whole Foods Market, Inc. (b)	573	22

Retail-Specialty Stores (1.1%):
AutoZone, Inc. (b)	98	21
Bed Bath & Beyond, Inc. (b)	880	33
Best Buy Co., Inc.	1,156	40
GameStop Corp., Class A (b)	511	10
Lowe’s Cos., Inc.	4,775	99
Office Depot, Inc. (b)	920	4
RadioShack Corp.	419	9
The Home Depot, Inc.	5,614	160
Tiffany & Co.	425	18
		394

Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	812	9

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,583	20
People’s United Financial, Inc.	1,252	17
		37

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	420	20
DeVry, Inc.	208	11
		31

Semiconductors (2.4%):
Advanced Micro Devices, Inc. (b)	1,890	14
Altera Corp.	1,008	28
Analog Devices, Inc.	996	30
Applied Materials, Inc.	4,488	53
Broadcom Corp., Class A	1,443	52
Intel Corp.	18,589	383
JDS Uniphase Corp. (b)	750	8
KLA-Tencor Corp.	568	18
Linear Technology Corp.	749	24
LSI Logic Corp. (b)	2,184	9
MEMC Electronic Materials, Inc. (b)	760	7
Microchip Technology, Inc.	620	19
Micron Technology, Inc. (b)	2,854	21
National Semiconductor Corp.	795	11

See notes to schedules of investments.

Security Description	Shares	Value
Novellus Systems, Inc. (b)	321	$9
NVIDIA Corp. (b)	1,912	17
QLogic Corp. (b)	373	6
Teradyne, Inc. (b)	602	6
Texas Instruments, Inc.	4,083	101
Xilinx, Inc.	915	25
		841

Software & Computer Services (4.0%):
Adobe Systems, Inc. (b)	1,759	51
Autodesk, Inc. (b)	767	23
Automatic Data Processing, Inc.	1,680	69
BMC Software, Inc. (b)	606	22
CA, Inc.	1,305	26
Citrix Systems, Inc. (b)	621	34
Cognizant Technology Solutions Corp., Class A (b)	1,000	55
Compuware Corp. (b)	752	6
Electronic Arts, Inc. (b)	1,095	17
Fiserv, Inc. (b)	510	26
Intuit, Inc. (b)	1,049	42
Microsoft Corp.	25,473	657
Novell, Inc. (b)	1,169	7
Oracle Corp.	13,080	309
Red Hat, Inc. (b)	630	20
Salesforce.com, Inc. (b)	378	37
		1,401

Staffing (0.0%):
Robert Half International, Inc.	501	13

Steel (0.4%):
AK Steel Holding Corp.	367	5
Allegheny Technologies, Inc.	329	16
Nucor Corp.	1,053	41
Precision Castparts Corp.	475	58
United States Steel Corp.	479	21
		141

Telecommunications (0.2%):
Frontier Communications Corp.	3,309	25
Qwest Communications International, Inc.	4,989	28
		53

Telecommunications-Services & Equipment (1.5%):
Agilent Technologies, Inc. (b)	1,163	33
American Tower Corp., Class A (b)	1,348	62
Corning, Inc.	5,214	95
Harris Corp.	434	19
Jabil Circuit, Inc.	647	9
MetroPCS Communications, Inc. (b)	873	8
Motorola, Inc. (b)	7,765	58
QUALCOMM, Inc.	5,480	209
Tellabs, Inc.	1,287	9
		502

Television (0.4%):
CBS Corp., Class B	2,272	33
The DIRECTV Group, Inc., Class A (b)	3,036	113
		146

Tobacco (1.6%):
Altria Group, Inc.	6,958	154
Lorillard, Inc.	511	39
Philip Morris International, Inc.	6,187	316

See notes to schedules of investments.

Security Description	Shares	Value
Reynolds American, Inc.	565	$33
		542

Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	193	9
Stanley Black & Decker, Inc.	536	31
		40

Toys (0.1%):
Hasbro, Inc.	437	18
Mattel, Inc.	1,219	26
		44

Transportation Services (1.1%):
C.H. Robinson Worldwide, Inc.	554	36
Expeditors International of Washington, Inc.	711	30
FedEx Corp.	1,046	87
United Parcel Service, Inc., Class B	3,309	215
		368

Trucking & Leasing (0.0%):
Ryder Systems, Inc.	177	8

Utilities-Electric (3.3%):
AES Corp. (b)	2,232	23
Allegheny Energy, Inc.	567	13
Ameren Corp.	796	20
American Electric Power Co.	1,600	58
CenterPoint Energy, Inc.	1,391	20
CMS Energy Corp.	768	12
Consolidated Edison Co. of New York, Inc.	942	44
Constellation Energy Group, Inc.	674	21
Dominion Resources, Inc.	1,991	84
DTE Energy Co.	563	26
Duke Energy Corp.	4,387	75
Edison International	1,089	36
Entergy Corp.	632	49
Exelon Corp.	2,207	92
FirstEnergy Corp.	1,018	38
Integrys Energy Group, Inc.	257	12
NextEra Energy, Inc.	1,385	73
NiSource, Inc.	927	15
Northeast Utilities	588	16
NRG Energy, Inc. (b)	853	19
Pepco Holdings, Inc.	746	13
PG&E Corp.	1,244	55
Pinnacle West Capital Corp.	362	14
PPL Corp.	1,579	43
Progress Energy, Inc.	959	40
Public Service Enterprise Group, Inc.	1,690	56
SCANA Corp.	379	15
Southern Co.	2,755	97
TECO Energy, Inc.	715	12
Wisconsin Energy Corp.	391	21
Xcel Energy, Inc.	1,535	34
		1,146

Utilities-Natural Gas (0.1%):
NICOR, Inc.	151	7
Sempra Energy	827	41
		48

Utilities-Telecommunications (2.6%):
AT&T, Inc.	19,742	512
CenturyTel, Inc.	1,004	36

See notes to schedules of investments.

Security Description	Shares	Value
Sprint Nextel Corp. (b)	9,960	$46
Verizon Communications, Inc.	9,444	274
Windstream Corp.	1,614	18
		886

Total Common Stocks (Cost $15,470)		33,294

Investment Companies (0.0%)
SPDR Trust Series I	1	—	(d)

Total Investment Companies (Cost $— (d) )		—	(d)

Total Investments (Cost $16,524) — 99.0%		34,348

Other assets in excess of liabilities — 1.0%		336

NET ASSETS — 100.0%		$34,684

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Investment in affiliate and represents 0.1% of net assets.

(d)	Rounds to less than $1.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

	Number of Contracts	Value
Futures Contracts (6.3%):
S&P 500 Index, expiring September 17, 2010	8	$2,197

Total Futures Contracts (Cost $2,219)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.9%)
Alabama (1.4%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.25% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200

California (3.4%):
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Series B, 0.23% (a), 9/1/37, LOC Bank of New York	3,000	3,000
San Jose Redevelopment Agency Revenue, Series B, 0.24% (a), 8/1/32, LOC JPMorgan Chase Bank	4,765	4,765
		7,765

Colorado (2.2%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.30% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000

District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.40% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300

Florida (10.8%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.44% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,145	3,145
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.29% (a), 3/1/25, LOC Bank of America N.A.	3,250	3,250
North Broward Hospital District Revenue,, Series A, 0.20% (a), 1/15/31, LOC TD Bank N.A.	12,025	12,025
Orange County, IDR, Lake Highland School, Inc., 0.27% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Sarasota County Public Hospital District Revenue, Series A, 0.22% (a), 7/1/37, LOC Northern Trust Co.	5,000	5,000
		24,870

Georgia (0.9%):
Jasper County Development Authority, IDR, Permatherm, Inc. Project, 0.44% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,050	2,050

Illinois (5.5%):
Finance Authority Revenue, Kohl Children’s Museum, 0.30% (a), 7/1/34, LOC Northern Trust Co.	1,500	1,500
Finance Authority Revenue, YMCA Metro Chicago Project, 0.28% (a), 6/1/34, LOC Harris Trust & Savings Bank	2,500	2,500
Glendale Heights, IDR, Hudapack Metal Project, 0.85% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,625	1,625
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	695	695
Health Facilities Authority Revenue, Rush Presbyterian St. Luke’s-Medical Center, Series A, 0.24% (a), 10/1/10, LOC Northern Trust Co.	2,300	2,300
International Port District Revenue, 0.53% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.38% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
		12,820

Indiana (2.5%):
Fort Wayne, EDR, PHD, Inc. Project, 0.88% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,200	1,200
Municipal Power Agency, Power Supply Systems Revenue, Series A, 0.28% (a), 1/1/18, LOC Dexia Credit Local	2,000	2,000
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.58% (a), 1/1/21, LOC Bank One Indiana N.A.	2,600	2,600
		5,800

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kentucky (1.6%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.44% (a), 7/1/26, LOC Branch Banking & Trust, AMT	$3,700	$3,700

Louisiana (1.1%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.23% (a), 7/1/47, LOC Bank of New York	2,500	2,500

Maryland (1.5%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.35% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340

Massachusetts (8.3%):
State Department of Transportation, Metropolitan Highway System Revenue, Series A-1, 0.24% (a), 1/1/37, LOC Citibank N.A.	7,800	7,800
State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.26% (a), 9/1/37, LOC Bank of America N.A.	5,000	5,000
State Health & Educational Facilities Authority Revenue, The Children’s Hospital Corp.
Series N-1, 0.21% (a), 10/1/29, LOC TD Bank N.A.	1,500	1,500
Series N-4, 0.33% (a), 10/1/49, LOC JPMorgan Chase Bank	5,000	5,000
		19,300

Michigan (9.6%):
Saginaw County Economic Development Corp. Ltd Obligation Revenue, Peace Lutheran School Project, 0.28% (a), 1/1/33, LOC Federal Home Loan Bank	4,750	4,750
State Higher Educational Facilities, 0.30% (a), 5/1/33, LOC Comerica Bank	2,265	2,265
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.31% (a), 3/1/30, LOC Comerica Bank	6,300	6,300
State Hospital Financial Authority Revenue, St. Vincent’s Hospital, Sub-Series F-2, 0.23% (a), 11/15/49	7,000	7,000
State Strategic Fund Limited Obligation Revenue, 0.30% (a), 7/1/27, LOC Comerica Bank	1,055	1,055
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 0.88% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		22,170

Minnesota (0.4%):
New Brighton, IDR, Donatelle Holdings Project, 0.47% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	975	975

Mississippi (1.7%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series F, 0.15% (a), 12/1/30, AGMT Chevron Corp.	4,000	4,000

Missouri (2.8%):
Kansas City Special Obligation, Series F, 0.28% (a), 4/15/25, LOC Dexia Credit Local	4,965	4,965
St. Charles County, IDR, Cedar Ridge Project, 0.26% (a), 5/15/31, FNMA	1,480	1,480
		6,445

New Jersey (1.5%):
Visiting Nurse Association, EDR, 0.50% (a), 6/1/31, LOC Sun Bank N.A.	3,400	3,400

New York (2.0%):
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.30% (a), 5/1/33, LOC Bayerische Landesbank	4,605	4,605

North Carolina (0.5%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.45% (a), 12/1/24, LOC Bank of America N.A.	1,155	1,155

See notes to schedules of investments.

Security Description	Principal Amount	Value
Ohio (8.6%):
Canal Winchester Local School District, GO, BAN, Series A, 2.50%, 11/23/10	$1,770	$1,775
Lyndhurst, EDR, Hawken School Project, 0.26% (a), 5/1/27, LOC National City Bank	4,560	4,560
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.29% (a), 9/1/21, LOC U.S. Bank N.A.	2,930	2,930
New Albany, GO, BAN, 2.25%, 8/3/10	1,860	1,860
Portage County Health Care Facilities Revenue, 0.85% (a), 2/1/17, LOC National City Bank	1,395	1,395
State Water Development Authority Revenue, 0.25% (a), 11/1/25, LOC Northern Trust Co.	3,500	3,500
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.23% (a), 7/1/39, LOC U.S. Bank N.A.	3,900	3,900
		19,920

Pennsylvania (8.1%):
Delaware River Joint Toll Bridge Commission Revenue, Series B-1, 0.28% (a), 7/1/32, LOC Dexia Credit Local	5,965	5,965
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.26% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.29% (a), 10/1/31, LOC PNC Bank N.A.	4,325	4,325
Philadelphia Airport Revenue, Series C, 0.25% (a), 6/15/25, LOC TD Bank N.A., AMT	4,800	4,800
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.25% (a), 9/1/39, LOC PNC Bank N.A.	2,000	2,000
		18,790

South Carolina (2.5%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.27% (a), 11/1/24, LOC Bank of America N.A.	2,535	2,535
South Carolina Jobs Economic Development Authority Hospital Revenue, Anmed Health Project, Series A, 0.22% (a), 2/1/35, LOC Branch Banking & Trust	3,200	3,200
		5,735

Texas (3.2%):
Austin Hotel Occupancy Tax Revenue, Sub-Series A, 0.31% (a), 11/15/29, LOC Dexia Credit Local	7,400	7,400

Vermont (1.9%):
Vermont Educational & Health Buildings Financing Agency Revenue , Fletcher Allen Health Care, Inc., Series A, 0.20% (a), 12/1/30, LOC TD Bank N.A.	4,490	4,490

Virginia (2.6%):
Virginia College Building Authority Educational Facilities Revenue, Shenandoah University Project, 0.21% (a), 11/1/36, LOC Branch Banking & Trust	4,000	4,000
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.29% (a), 7/1/37, LOC Branch Banking & Trust	2,100	2,100
		6,100

Washington (1.3%):
Washington State Economic Development Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.42% (a), 1/1/33, LOC U.S. Bank N.A., AMT	3,000	3,000

West Virginia (2.0%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.26% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Wisconsin (4.9%):
Jefferson School District Revenue, BAN, 1.80%, 6/1/11, Callable 10/1/10 @ 100	$4,500	$4,509
Menomonie Area School District, GO, Tax & Revenue Anticipation Promissory Notes, 1.50%, 8/30/10	2,750	2,750
Salem School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 8/30/10	1,550	1,551
South Milwaukee School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 10/22/10	1,000	1,002
Waunakee Community School District Revenue, BAN, 1.75%, 4/1/11, Callable 11/1/10 @ 100	1,525	1,529
		11,341

Total Municipal Bonds (Amortized Cost $214,886)		214,886

Investment Companies (7.0%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.14%(b)	16,248,129	16,248

Total Investment Companies (Amortized Cost $16,248)		16,248

Total Investments (Amortized Cost $231,134) (c) — 99.9%		231,134

Other assets in excess of liabilities — 0.1%		346

NET ASSETS — 100.0%		$231,480

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/10.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/10.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.8%)
General Electric Capital Corp., 0.19% (a), 8/2/10	$2,242	$2,242

Total Commercial Paper (Amortized Cost $2,242)		2,242

Common Stocks (97.5%)
Aerospace/Defense (4.3%):
Alliant Techsystems, Inc. (b)	20,000	1,343
Lockheed Martin Corp.	36,000	2,705
Raytheon Co.	32,000	1,481
		5,529

Agricultural Operations (2.2%):
Archer-Daniels-Midland Co.	106,000	2,900

Automotive Parts (1.0%):
Advance Auto Parts, Inc. (c)	7,000	375
Eaton Corp.	11,000	863
		1,238

Banks (10.4%):
Bank of America Corp.	262,000	3,678
Comerica, Inc.	18,000	690
Huntington Bancshares, Inc.	128,000	776
JPMorgan Chase & Co.	85,000	3,424
Marshall & Ilsley Corp.	122,000	858
SunTrust Banks, Inc.	38,000	986
Wells Fargo & Co.	107,000	2,967
		13,379

Beverages (1.1%):
PepsiCo, Inc.	21,000	1,363

Chemicals (1.9%):
Potash Corp. of Saskatchewan, Inc. (c)	24,000	2,517

Computers & Peripherals (1.3%):
EMC Corp. (b)	85,000	1,682

Cosmetics & Toiletries (1.8%):
Procter & Gamble Co. (c)	37,000	2,263

Data Processing (1.0%):
The Dun & Bradstreet Corp.	18,500	1,265

Electronics (3.3%):
Arrow Electronics, Inc. (b)	48,000	1,190
General Electric Co.	191,000	3,079
		4,269

Engineering (2.0%):
Fluor Corp.	25,000	1,207
KBR, Inc.	63,000	1,410
		2,617

Financial Services (1.4%):
Ameriprise Financial, Inc.	2,000	85
Morgan Stanley	62,000	1,673
		1,758

Food Distributors, Supermarkets & Wholesalers (1.1%):
Safeway, Inc. (c)	67,000	1,376

Heavy Machinery (0.6%):
Deere & Co. (c)	12,000	800

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (8.0%):
ACE Ltd. (c)	28,000	$1,486
Aetna, Inc.	70,000	1,949
Berkshire Hathaway, Inc., Class B (b)(c)	38,000	2,969
The Chubb Corp.	40,000	2,105
The Travelers Cos., Inc.	35,000	1,766
		10,275

Investment Companies (1.4%):
Invesco Ltd.	92,000	1,798

Manufacturing-Diversified (0.5%):
Parker Hannifin Corp.	11,000	683

Media (1.4%):
News Corp., Class A	138,000	1,801

Medical Services (1.6%):
UnitedHealth Group, Inc.	70,000	2,132

Minerals (1.6%):
BHP Billiton Ltd., Sponsored ADR (c)	28,900	2,087

Mining (4.1%):
Barrick Gold Corp. (c)	47,000	1,932
Newmont Mining Corp.	60,000	3,354
		5,286

Oil & Gas Exploration-Production & Services (7.8%):
Apache Corp.	29,000	2,772
Devon Energy Corp.	23,000	1,437
ENSCO International PLC, Sponsored ADR (c)	59,000	2,467
Nexen, Inc.	72,000	1,491
Unit Corp. (b)	47,000	1,922
		10,089

Oil Companies-Integrated (3.0%):
Chevron Corp. (c)	40,000	3,048
Exxon Mobil Corp.	14,000	836
		3,884

Oil Marketing & Refining (1.3%):
Valero Energy Corp.	100,000	1,699

Oilfield Services & Equipment (3.1%):
Halliburton Co.	84,000	2,510
National-Oilwell Varco, Inc. (c)	38,000	1,488
		3,998

Pharmaceuticals (7.4%):
Johnson & Johnson	51,000	2,962
Merck & Co., Inc.	97,000	3,343
Pfizer, Inc.	216,000	3,240
		9,545

Railroads (1.3%):
Kansas City Southern (b)(c)	24,000	881
Union Pacific Corp.	11,000	821
		1,702

Retail-Specialty Stores (1.0%):
Lowe’s Cos., Inc.	63,000	1,307

Semiconductors (2.1%):
Applied Materials, Inc. (c)	111,000	1,310
Intel Corp. (c)	66,000	1,359
		2,669

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Software & Computer Services (1.2%):
Microsoft Corp.	59,000	$1,523

Utilities-Electric (12.6%):
AES Corp. (b)	115,000	1,186
Edison International	71,000	2,353
Entergy Corp. (c)	31,000	2,403
Exelon Corp. (c)	102,000	4,267
Public Service Enterprise Group, Inc.	78,500	2,582
Southern Co. (c)	96,000	3,392
		16,183

Utilities-Telecommunications (3.6%):
AT&T, Inc.	122,000	3,165
Verizon Communications, Inc.	49,000	1,424
		4,589

Wire & Cable Products (1.1%):
General Cable Corp. (b)	53,000	1,407

Total Common Stocks (Cost $116,135)		125,613

Short-Term Securities Held as Collateral for Securities Lending (13.0%)
Pool of various securities for Victory Funds	$16,763	16,732

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $16,763)		16,732

Total Investments (Cost $135,140) — 112.3%		144,587

Liabilities in excess of other assets — (12.3)%		(15,799)

NET ASSETS — 100.0%		$128,788

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2010 (Unaudited)

1.   Federal Tax Information:

At July 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of
	Investments	Gross	Gross	Net Unrealized
	For Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$104,786	$6,252	$(6,232)	$20
Core Bond Fund	183,099	5,004	(11,646)	(6,642)
Diversified Stock Fund	3,547,123	295,419	(144,514)	150,905
Established Value Fund	487,114	66,920	(11,069)	55,851
Federal Money Market Fund	842,225	—	—	—
Financial Reserves Fund	412,369	1,861	—	1,861
Fund for Income	472,144	22,773	(6,870)	15,903
Global Equity Fund	4,558	218	(250)	(32)
Government Reserves Fund	832,177	—	— (a)	— (a)
Institutional Money Market Fund	1,450,897	5,584	—	5,584
International Fund	46,806	8,851	(865)	7,986
International Select Fund	45,404	8,636	(462)	8,174
Investment Grade Convertible Fund	26,535	2,714	(752)	1,962
Large Cap Growth Fund	65,631	18,650	(1,387)	17,263
National Municipal Bond Fund	130,229	7,096	(49)	7,047
Ohio Municipal Bond Fund	115,039	6,918	(16)	6,902
Ohio Municipal Money Market Fund	170,231	—	—	—
Prime Obligations Fund	424,774	5,956	—	5,956
Small Company Opportunity Fund	560,738	66,888	(26,897)	39,991
Special Value Fund	1,176,410	214,780	(104,117)	110,663
Stock Index Fund	18,881	18,735	(3,268)	15,467
Tax-Free Money Market Fund	231,134	—	—	—
Value Fund	139,850	12,564	(7,827)	4,737

(a)  Amount rounds to less that $1.

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 23 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds may be valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices.  Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs		Total
Fund Name	Investments in Securities		Other Financial Investments *	Investments in Securities	Other Financial Investments *		Investments in Securities		Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—		$—	$1,691	$—		$—		$1,691	$—
Commercial Paper	—		—	4,891	—		—		4,891	—
Common Stocks	59,076		—	—	—		—		59,076	—
Corporate Bonds	—		—	16,151	—		—		16,151	—
Municipal Bonds	—		—	57	—		—		57	—
U.S. Government Agency Secutiries	—		—	55	—		—		55
U.S. Government Mortgage Backed Agencies	—		—	8,492	—		—		8,492	—
U.S. Treasury Obligations	—		—	6,160	—		—		6,160	—
Short-Term Securities Held as Collateral for Securities Lending	—		—	8,233	—		—	(a)	8,233	—
Total	59,076		—	45,730	—		—	(a)	104,806	—

Core Bond Fund
Collateralized Mortgage Obligations	—		—	7,733	—		—		7,733	—
Commercial Paper	—		—	18,039	—		—		18,039	—
Corporate Bonds	—		—	75,137	—		—		75,137	—
Municipal Bonds	—		—	227	—		—		227	—
U.S. Government Agency Securities	—		—	315	—		—		315	—
U.S. Government Mortgage Backed Agencies	—		—	39,979	—		—		39,979	—
U.S. Treasury Obligations	—		—	27,348	—		—		27,348	—
Short-Term Securities Held as Collateral for Securities Lending	—		—	7,679	—		—	(a)	7,679	—
Total	—		—	176,457	—		—	(a)	176,457	—

Diversified Stock Fund
Commerical Paper	—		—	36,025	—		—		36,025	—
Common Stocks	3,525,513		—	—	—		—		3,525,513	—
Short-Term Securities Held as Collateral for Securitied Lending	—		—	136,487	—		3		136,490	—
Total	3,525,513		—	172,512	—		3		3,698,028	—

Established Value Fund
Commerical Paper	—		—	33,603	—		—		33,603	—
Common Stocks	433,463		—	—	—		—		433,463	—
Short-Term Securities Held as Collateral for Securitied Lending	—		—	75,897	—		2		75,899	—
Total	433,463		—	109,500	—		2		542,965	—

Federal Money Market Fund
Corporate Bonds	—		—	4,841	—		—		4,841	—
U.S. Government Agency Securities	—		—	486,969	—		—		486,969	—
U.S. Treasury Obligations	—		—	39,915	—		—		39,915	—
Repurchase Agreements	—		—	310,500	—		—		310,500	—
Total	—		—	842,225	—		—		842,225	—

Financial Reserves Fund
Certificates of Deposit	—		—	23,000	—		—		23,000	—
Commercial Paper	—		—	74,434	—		—		74,434	—
Corporate Bonds	—		—	33,608	—		—		33,608	—
Municipal Bonds	—		—	42,125	—		—		42,125	—
U.S. Government Agency Securities	—		—	63,563	—		—		63,563	—
Repurchase Agreements	—		—	177,500	—		—		177,500	—
Total	—		—	414,230	—		—		414,230	—

Fund For Income
Government National Mortgage Association	—		—	342,521	—		—		342,521	—
U.S. Treasury Obligations	—		—	145,039	—		—		145,039	—
Money Market Fund	—		—	487	—		—		487	—
Total	—		—	488,047	—		—		488,047	—

Global Equity Fund
Common Stocks	2,500	(1)	—	1,955	—		—		4,455	—
Exchange Traded Funds	50		—	—	—		—		50	—
Cash Equivalents	—		—	21	—		—		21	—
Forward Foreign Exchange Contracts	—		—	—	—	(a)	—		—	—	(a)
Total	2,550		—	1,976	—	(a)	—		4,526	—	(a)

Government Reserves Fund
Corporate Bonds	—		—	4,135	—		—		4,135	—
U.S. Government Agency Securities	—		—	793,124	—		—		793,124	—
U.S. Treasury Obligations	—		—	34,918	—		—		34,918	—
Total	—		—	832,177	—		—		832,177	—

Institutional Money Market Fund
Certificates of Deposit	—		—	90,000		—	—	90,000		—
Commercial Paper	—		—	260,808		—	—	260,808		—
Corporate Bonds	—		—	133,116		—	—	133,116		—
Municipal Bonds	—		—	142,524		—	—	142,524		—
Repurchase Agreements	—		—	615,300		—	—	615,300		—
U.S. Government Agency Securities	—		—	214,733		—	—	214,733		—
Total	—		—	1,456,481		—	—	1,456,481		—

International Fund
Common Stocks	7,389	(2)	—	43,841		—	—	51,230		—
Exchange Traded Funds	1,633	(3)	—	708		—	—	2,341		—
Cash Equivalents	—		—	1,221		—	—	1,221		—
Forward Foreign Exchange Contracts	—		—	—		(2)	—	—		(2)
Total	9,022		—	45,770		(2)	—	54,792		(2)

International Select Fund
Common Stocks	10,158	(4)	—	41,567		—	—	51,725		—
Exchange Traded Funds	—		—	817		—	—	817		—
Cash Equivalents	—		—	1,036		—	—	1,036		—
Forward Foreign Exchange Contracts	—		—	—		(2)	—	—		(2)
Total	10,158		—	43,420		(2)	—	53,578		(2)

Investment Grade Convertible Fund
Commercial Paper	—		—	110		—	—	110		—
Convertible Corporate Bonds	—		—	22,593		—	—	22,593		—
Convertible Preferred Stocks	4,077		—	1,717	(5)	—	—	5,794		—
Total	4,076		—	24,421		—	—	28,497		—

Large Cap Growth Fund
Commercial Paper	—		—	2,830		—	—	2,830		—
Common Stocks	80,064		—	—		—	—	80,064		—
Total	80,064		—	2,830		—	—	82,894		—

National Municipal Bond Fund
Municipal Bonds	—		—	135,404		—	—	135,404		—
Investment Companies	—		—	1,872		—	—	1,872		—
Total	—		—	137,276		—	—	137,276		—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	119,855		—	—	119,855		—
Investment Companies	—		—	2,086		—	—	2,086		—
Total	—		—	121,941		—	—	121,941		—

Ohio Municipal Money Market Fund
Muncipal Bonds	—		—	155,987		—	—	155,987		—
Investment Companies	—		—	14,244		—	—	14,244		—
Total	—		—	170,231		—	—	170,231		—

Prime Obligations Fund
Certificates of Deposit	—		—	26,000		—	—	26,000		—
Commerical Paper	—		—	69,441		—	—	69,441		—
Corporate Bonds	—		—	38,938		—	—	38,938		—
Municipal Bonds	—		—	49,278		—	—	49,278		—
Repurchase Agreements	—		—	190,500		—	—	190,500		—
U.S. Government Agency Securities	—		—	56,573		—	—	56,573		—
Total	—		—	430,730		—	—	430,730		—

Small Company Opportunity Fund
Commerical Paper	—		—	29,918		—	—	29,918		—
Common Stocks	480,224		—	—		—	—	480,224		—
Short-Term Securities Held as Collateral for Securities Lending	—		—	90,585		—	2	90,587		—
Total	480,224		—	120,503		—	2	600,729		—

Special Value Fund
Commercial Paper	—		—	25,975		—	—	25,975		—
Common Stocks	1,085,550		—	—		—	—	1,085,550		—
Short-Term Securities Held as Collateral for Securities Lending	—		—	175,545		—	3	175,548		—
Total	1,085,550		—	201,520		—	3	1,287,073		—

Stock Index Fund
Commercial Paper	—		—	1,054		—	—	1,054		—
Common Stocks	33,294		—	—		—	—	33,294		—
Investment Companies	—	(a)	—	—		—	—	—	(a)	—
Futures Contracts	—		(22)	—		—	—	—		(22)
Total	33,294		(22)	1,054		—	—	34,348		(22)

Tax-Free Money Market Fund
Muncipal Bonds	—	—	214,886	—	—		214,886	—
Investment Companies	—	—	16,248	—	—		16,248	—
Total	—	—	231,134	—	—		231,134	—

Value Fund
Commercial Paper	—	—	2,242	—	—		2,242	—
Common Stocks	125,613	—	—	—	—		125,613	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	16,732	—	—	(a)	16,732	—
Total	125,613	—	18,974	—	—	(a)	144,587	—

*Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(1)  Consists of the following holdings: CETIP SA and Hypermarcas SA, listed under Brazil; Bank of Nova Scotia listed under Canada; Grupo Financiero Banorte S.A.B de C.V. and Grupo Mexico S.A.B. de C.V., listed under Mexico; and all securities listed under United States and all ADR’s.

(2) Consists of the holdings: CETIP SA, Hypermarcas SA and Usinas Siderurgicas de Mingas Gerais SA, listed under Brazil; Grupo Financiero Banorte S.A.B de C.V. and Grupo Mexico S.A.B. de C.V., listed under Mexico; and all securities listed under United States and all ADR’s.

(3)  Consists of the holding iShares MSCI Japan Index Fund, listed under Exchange Traded Funds.

(4)  Consists of the holdings: CETIP SA and Hypermarcas SA, listed under Brazil; Grupo Financiero Banorte S.A.B. de C.V and Grupo S.A.B. de C.V listed under Mexico; and all securities listed under United States and all ADR’s.

(5) Consists of the holdings: PPL Corp., listed under Energy; Aspen Insurance Holdings Ltd., Newell Financial Trust I and Reinsurance Group America, Inc., listed under Financial Services; and Sovereign Capital Trust IV, listed under Savings & Loans.

(a) Rounds to less than $1.

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balanced Fund	Investments In Securities
Balance as of 10/31/09	$100
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	7
Purchases	—
Sales	(107)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—	(b)

Core Bond Fund	Investments In Securities
Balance as of 10/31/09	$268
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	45
Purchases	—
Sales	(313)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—	(b)

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/09	$2,390
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	275
Purchases	—
Sales	(2,662)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$3

Established Value Fund	Investments In Securities
Balance as of 10/31/09	$852
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	48
Purchases	—
Sales	(898)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$2

Financial Reserves Fund	Investments In Securities
Balance as of 10/31/09	$2,015
Realized Gain (Loss)	(1,194)
Change in unrealized appreciation/depreciation (c)	1,321
Purchases	—
Sales	(2,142)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—

Institutional Money Market Fund	Investments In Securities
Balance as of 10/31/09	$6,046
Realized Gain (Loss)	(2,814)
Change in unrealized appreciation/depreciation (c)	3,962
Purchases	—
Sales	(7,194)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—

Prime Obligations Fund	Investments In Securities
Balance as of 10/31/09	$6,450
Realized Gain (Loss)	(3,338)
Change in unrealized appreciation/depreciation (c)	4,226
Purchases	—
Sales	(7,338)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—

Small Company Opportunity Fund	Investments In Securities
Balance as of 10/31/09	$1,182
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	94
Purchases	—
Sales	(1,274)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$2

Special Value Fund	Investments In Securities
Balance as of 10/31/09	$2,070
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	134
Purchases	—
Sales	(2,201)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$3

Value Fund	Investments In Securities
Balance as of 10/31/09	$340
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	44
Purchases	—
Sales	(384)
Transfers in and/or out of Level 3	—
Balance as of 7/31/10	$—	(b)

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at July 31, 2010.

(b)  Rounds to less than $1.

(c) The change in the unrealized appreciation/depreciation is attributable to Investments which were disposed of during the period ended July 31, 2010.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Level 1, 2 or 3 as of July 31, 2010 from the valuation input levels used on April 30, 2010.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in written option contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts- The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies.  A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract.   The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency).  The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week).  A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date.  Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.  A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.  In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts- The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, International Fund, International Select Fund, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts- The Balanced Fund, Global Equity Fund, Investment Grade Convertible Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Put and call options are accounted for in the same manner as other securities owned.  Written options involve financial risk, which may exceed amounts reflected in the financial statements. As of July 31, 2010, the Funds had no open written options contracts.

Credit Default Swap Agreements- The Balanced Fund, Core Bond Fund, International Fund and International Select Fund may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund’s ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Fund’s investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gains (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.  As of July 31, 2010, the Funds had no open credit default swap contracts.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2010, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Large Cap Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolios to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc., the Funds’ investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of commissions, if any, incurred in making or liquidating the investments. For the period ended July 31, 2010, KeyBank received $183 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and/or TheVictory Institutional Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of July 31, 2010 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Period	Lending
Balanced Fund	$8,043	$8,233	$7,645	$2
Core Bond Fund	7,626	7,679	19,238	5
Diversified Stock Fund	128,416	136,490	203,335	50
Established Value Fund	73,417	75,899	99,022	25
Small Company Opportunity Fund	86,237	90,587	114,997	38
Special Value Fund	169,511	175,548	205,718	55
Value Fund	16,340	16,732	17,304	5

The cash collateral received by the funds in the Victory Trusts on July 31, 2010 was pooled together and invested in the following securities (amounts in thousands):

Value of Collateral

Money Market Funds
Dreyfus Cash Management Fund, 0.23% (a)	$50,000
Fund For Institutions Select Institutional Fund, 0.29% (a)	65,000
Morgan Stanley Institutional Liquidity Funds
Prime Money Market Fund, 0.21% (a)	35,465
Reserve Primary Fund, 0.00% (a)	10
Repurchase Agreements
Bank of America, 0.35%, 8/2/10
(Date of Agreement, 7/30/10, Proceeds at maturity $70,002 collateralized by $72,100 various corporate securities, 0.42%-6.30%, 11/15/10-10/15/37, market value $71,684)	70,000
Morgan Stanley, 0.46%, 8/2/10
(Date of Agreement, 7/30/10, Proceeds at maturity $100,004 collateralized by $143,027 various corporate securities, 0.00%-40.45%, 8/15/10-8/1/69, market value $141,644)	100,000
Deutsche Bank, 0.19%, 8/2/10
(Date of Agreement, 7/30/10, Proceeds at maturity $100,002 collateralized by $102,003 various corporate securities, 1.13%-3.00%, 12/9/11-5/11/15, market value $101,579)	100,000
Wachovia, 0.31%, 8/2/10
(Date of Agreement, 7/30/10, Proceeds at maturity $100,003 collateralized by $103,000 various corporate securities, 0.00%-7.80%, 8/9/10-1/1/44, market value $102,822)	100,000

Total Value	$520,475

(a)   Rate disclosed is the one day yield as of 7/31/10.

3. Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds.  The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

4. Related Party Transactions:

Financial Reserves Fund and Prime Obligations Fund

During the period November 1, 2009 through March 10, 2010, the Financial Reserves Fund (the “FR Fund”) and Prime Obligation Fund (the “PO Fund”) each were beneficiaries of an irrevocable letter of credit issued by KeyCorp, the parent of the Adviser, to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they would not fall below $0.9975. The letter of credit terminated by its terms on March 10, 2010. During the period, the PO Fund drew on the letter of credit a total of $3.3 million, and the FR Fund drew on the letter of credit a total of $768 thousand, permitting the PO Fund and FR Fund to maintain their amortized cost per share net asset value at $1.00.

From March 11, 2010 through the quarter ended July 31, 2010, KeyCorp made capital contributions to the PO Fund and the FR Fund in the amounts of $623 thousand and $250 thousand, respectively, to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they would not fall below $0.9975.

Institutional Money Market Fund

During the period November 1, 2009 through March 10, 2010, the Institutional Money Market Fund (the “IMM Fund”) was a beneficiary of an irrevocable letter of credit issued by KeyCorp, the parent of the Adviser, to maintain the mark-to-market net asset value of the IMM Fund so that it would not fall below $0.9980 (or $0.9975 if the IMM Fund no longer was rated by Standard & Poor’s Corporation). The letter of credit terminated by its terms on March 10, 2010.  During the period, the IMM Fund drew on the letter of credit a total of $3.7 million, permitting the IMM Fund to maintain its amortized cost net asset value per share at $1.00.

From March 11, 2010 through the quarter ended July 31, 2010, KeyCorp made capital contributions to the IMM Fund in the amount of $183 thousand to maintain the mark-to-market net asset value of the IMM Fund so that it would not fall below $0.9980.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 24, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2010

* Print the name and title of each signing officer under his or her signature.